File Nos. 333-69647
                                                                       811-09167
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION  STATEMENT  UNDER  THE SECURITIES ACT OF 1933                 [ ]
      Pre-Effective   Amendment  No.  ___                                  [ ]
      Post-Effective  Amendment  No.  _9_                                  [X]
REGISTRATION  STATEMENT  UNDER  THE INVESTMENT COMPANY ACT OF 1940         [ ]
      Amendment  No.  _10_                                                 [X]

                        (Check appropriate box or boxes.)

     FSL SEPARATE ACCOUNT M
     -----------------------------------------
     (Exact Name of Registrant)

     Fidelity Security Life Insurance Company
     -----------------------------------------
     (Name of Depositor)

      3130 Broadway, Kansas City, Missouri                          64111-2406
     ------------------------------------------------------------   ----------
     (Address of Depositor's Principal Executive Offices)           (Zip Code)

Depositor's Telephone Number, including Area Code (800) 648-8624

     Name and Address of Agent for Service
          David James Smith
          Senior Vice President and Secretary
          Fidelity Security Life Insurance Company
          3130 Broadway
          Kansas City, Missouri 64111-2406

     Copies to:
          Judith A. Hasenauer, Esq.
          Blazzard, Grodd & Hasenauer, P.C.
          1600 South Federal Highway
          Pompano Beach, FL 33062
          (954) 545-9620

It is proposed that this filing will become effective:

__X__ immediately upon filing pursuant to paragraph (b) of Rule 485
_____ on (date) pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following:
     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
Individual Variable Annuity Contracts

                         CROSS REFERENCE SHEET
                         (Required by Rule 495)

Item No.                                                 Location
- --------                                               --------
                                     PART A
Item 1.   Cover Page                                    Cover Page

Item 2.   Definitions                                   Index of Special Terms

Item 3.   Synopsis                                      Highlights

Item 4.   Condensed Financial Information               Appendix

Item 5.   General Description of Registrant, Depositor,
          and Portfolio Companies                       Investment Choices,
                                                        The Company,
                                                        Other Information

Item 6.   Deductions and Expenses                       Expenses

Item 7.   General Description of Variable Annuity
          Contracts                                     The Annuity Contract


Item 8.   Annuity Period                                Annuity Payments

Item 9.   Death Benefit                                 Death Benefit

Item 10.  Purchases and Contract Value                  Purchase, Contract Value

Item 11.  Redemptions                                   Surrenders

Item 12.  Taxes                                         Taxes

Item 13.  Legal Proceedings.                            Other Information

Item 14.  Table of Contents of the Statement of
          Additional Information                        Other Information

                         CROSS REFERENCE SHEET (CONT'D)
                             (Required by Rule 495)

Item No.                                        Location
- --------                                      --------
                                     PART B

Item 15.  Cover Page                            Cover Page

Item 16.  Table of Contents.                    Table of Contents

Item 17.  General Information and History       Company

Item 18.  Services                              Not Applicable

Item 19.  Purchase of Securities Being Offered  Not Applicable

Item 20.  Underwriters                          Distribution

Item 21.  Calculation of Performance Data       Performance
                                                Information

Item 22.  Annuity Payments.                     Annuity Provisions

Item 23.  Financial Statements                  Financial Statements

                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered, in Part C to this Registration Statement.


                                     PART A

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                             FSL SEPARATE ACCOUNT M
                      FSL FLEXIBLE PREMIUM VARIABLE ANNUITY

This prospectus describes the variable annuity contract offered by Fidelity Security Life Insurance Company (the Company, we, us, our). This is an individual deferred variable annuity. The contract is offered as a non-qualified annuity, an individual retirement annuity (IRA), as a tax-sheltered annuity
(TSA), or pursuant to other qualified plans. This contract provides for accumulation of contract values and annuity payments on a fixed and variable basis.

The contract has a number of investment choices (1 fixed account and the available investment options). The fixed account is part of our general assets and provides an investment rate guaranteed by us. The investment options available are portfolios of Dreyfus Investment Portfolios, DWS Investments VIT Funds, Federated Insurance Series, Janus Aspen Series, Lord Abbett Series Fund, Inc., MFS(R) Variable Insurance Trust, The Universal Institutional Funds,
Inc. and Van Kampen Life Investment Trust, which are listed below. You can put your money in any of these available options which are offered through our separate account, the FSL Separate Account M.

DREYFUS INVESTMENT PORTFOLIOS

      Emerging Leaders Portfolio (Initial Shares)

DWS INVESTMENTS VIT FUNDS (formerly Scudder Investments VIT Funds) (Class A Shares)

      DWS Equity 500 Index VIP (formerly Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES

      Federated Mid Cap Growth Strategies Fund II
      Federated Prime Money Fund II
      Federated Quality Bond Fund II (Primary Shares)
      Federated Fund for U.S. Government Securities II

JANUS ASPEN SERIES (Institutional Shares)

      Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

      Growth and Income Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

      MFS New Discovery Series
      MFS Total Return Series
      MFS Value Series
      MFS Research International Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (Class I Shares)

      Equity Growth Portfolio
      International Magnum Portfolio
      U.S. Mid Cap Value Portfolio
      U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (Class I Shares)

      Comstock Portfolio

Please read this prospectus before investing. You should keep it for future reference. It contains important information about the contract.

To learn more about the contract, you can obtain a copy of the Statement of Additional Information (SAI) (dated May 1, 2006). The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of this prospectus. The SEC maintains a website (http://www.sec.gov) that contains the SAI, material incorporated by reference and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on page __ of this prospectus. For a free copy of the SAI, call us at
(800) 648-8624 or write to: Fidelity Security Life Insurance Company, Annuity Products, 3130 Broadway, Kansas City, MO 64111-2406.

The Contracts:

      -     are not bank deposits.

      -     are not federally insured.

      -     are not endorsed by any bank or governmental agency.

      -     are not guaranteed and may be subject to loss of principal.


THE SEC HAS NOT APPROVED THESE CONTRACTS OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION THAT IT HAS IS A CRIMINAL OFFENSE.

May 1, 2006


                                TABLE OF CONTENTS


INDEX OF SPECIAL TERMS ........................................................
HIGHLIGHTS ....................................................................
FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES .............................
THE COMPANY ...................................................................
THE ANNUITY CONTRACT ..........................................................
PURCHASE ......................................................................
INVESTMENT CHOICES ............................................................
EXPENSES .....................................................................
CONTRACT VALUE ...............................................................
SURRENDERS ...................................................................
DEATH BENEFIT ................................................................
ANNUITY PAYMENTS .............................................................
OTHER BENEFITS ...............................................................
TAXES ........................................................................
PERFORMANCE ..................................................................
OTHER INFORMATION ............................................................
APPENDIX ....................................................................

                             INDEX OF SPECIAL TERMS

We have tried to make this prospectus as readable and understandable for you as possible. By the very nature of the contract, however, certain technical words or terms are unavoidable. We have identified the following as some of these words or terms. The page indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.

Accumulation Phase ............................................................
Accumulation Unit ............................................................
Annuitant ....................................................................
Annuity Date .................................................................
Annuity Options ..............................................................
Annuity Payments .............................................................
Annuity Unit .................................................................
Beneficiary ..................................................................
Income Phase ..................................................................
Investment Options ............................................................
Non-Qualified ................................................................
Qualified ....................................................................


                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment options. The contract is intended for retirement savings or other long-term investment purposes and provides for a death benefit and guaranteed income options. The contract has been designed to meet long-term financial goals and is not suitable as a short-term investment. The contract is not designed to serve as a vehicle for frequent trading.

The contract, like all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase, earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may also assess a surrender charge of up to 7%. The income phase occurs when you begin receiving regular payments from your contract.

You can choose to receive annuity payments on a variable basis, fixed basis or combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment options you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the payout period.

Free Look: If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will send your money back without assessing a surrender charge. You will receive whatever your contract is worth on the day we receive your request. This may be more or less than your original payment. If we are required by law to return your original payment, we will put your money in the Federated Prime Money Fund II during the free-look period plus 5 days.

Taxes: The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, earnings come out first and are taxed as income. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that make it an important investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

Inquiries: If you need more information, please contact us at:

Fidelity Security Life Insurance Company
Annuity Products
3130 Broadway
Kansas City, MO 64111-2406
(800) 648-8624


                FSL SEPARATE ACCOUNT M TABLE OF FEES AND EXPENSES

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer contract value between investment choices. State premium taxes may also be deducted.

OWNER TRANSACTION EXPENSES

Surrender Charge: (as a percentage of purchase payments surrendered - see Notes 1,2 and 3 below)


Easy Pay         Lump Sum
- --------         --------

  6%               7%


declining annually to 0% after year 10 for Easy Pay contracts and after year 7 for Lump Sum contracts (See Note 3 below).

Transfer Fee:
(See Notes 4 & 5 below)             No charge for the first 12 transfers in a
                                    contract year during the accumulation phase;
                                    thereafter, the fee is $50 per transfer.
                                    There is no charge for the 4 allowable
                                    transfers in a contract year during the
                                    income phase.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including investment option fees and expenses.

SEPARATE ACCOUNT ANNUAL EXPENSES: (as a percentage of the average account value) Mortality and Expense Risk Fees: (See Note 6 below)

Lump Sum ...........................0.90%
Easy Pay ...........................1.50% (0.90% if contract value exceeds $100,000)*

TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES:

Lump Sum ...........................0.90%
Easy Pay ...........................1.50% (0.90% if contract value exceeds $100,000)*

* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

NOTES TO FEE TABLE

1. The contract provides for several circumstances under which we will waive or reduce the surrender charge.

2. You can purchase a contract and add to it by making payments in one of two ways:

      o     Lump Sum payments - any payment of $5,000 or more; or

      o Easy Pay payments - any payment of $50 or more but lower than $5,000.

3. The Surrender Charge decreases each complete year from receipt of the Purchase Payments as follows:

 Number of Complete
Years From Receipt of              Surrender Charge
  Purchase Payments              Easy Pay     Lump Sum
  -----------------              --------     --------
        0-1                          6%          7%
         1                           6           6
         2                           6           5
         3                           5           4
         4                           5           3
         5                           4           2
         6                           3           1
         7                           2           0
         8                           2           0
         9                           1           0
10 and thereafter                    0           0

4. We charge $50 per transfer during the accumulation phase for any transfers after 12 in any contract year.

5. When you transfer contract values from one of our annuity contracts to another, we assess an internal transfer fee of 2% of the amount transferred.

6. The contract refers to a Product Expense Charge. This charge is equivalent to the aggregate charges that are sometimes referred to as a Mortality and Expense Risk Charge and an Administrative Charge by many companies issuing variable annuity contracts. Throughout this prospectus we will refer to this charge as a Product Expense Charge.

The next item shows the minimum and maximum total operating expenses charged by the investment options that you may pay periodically during the time that you own the contract. More detail concerning each investment option's fees and expenses is contained below and in the prospectus for each investment option.

                                                        MINIMUM         MAXIMUM
                                                        -------         -------
TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES
(expenses that are deducted from an investment
option's assets, including management fees,
distribution and/or service (12b-1) fees,
shareholder services fees and other expenses)           0.34%           4.28%

The following table shows the annual operating expenses for each investment option for the year ended December 31, 2005, before and after any applicable contractual expense reimbursements and/or waivers.

      TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR EACH INVESTMENT OPTION

                                                                                        TOTAL       EXPENSES   TOTAL NET
                                                    MANAGE-      RULE                   ANNUAL       WAIVED     ANNUAL
                                                     MENT        12B-1       OTHER     PORTFOLIO     AND/OR    PORTFOLIO
                                                     FFES        FEES       EXPENSES   EXPENSES    REIMBURSED  EXPENSES
                                                   ---------   ---------   ---------   ---------   ----------  ---------
DREYFUS INVESTMENT PORTFOLIOS
   Emerging Leaders Portfolio
      (Initial Shares)                               0.90%       0.00%       0.13%       1.03%       0.00%      1.03%

DWS INVESTMENT VIT FUNDS (Class A Shares)
   DWS Equity 500 Index VIP(1)                       0.19%       0.00%       0.15%       0.34%       0.06%      0.28%

FEDERATED INSURANCE SERIES
   Federated Mid Cap Growth Strategies
      Fund II(2)(3)                                  0.75%       0.00%       0.76%       1.51%       0.00%      1.51%
   Federated Prime Money Fund II(4)(5)(6)            0.50%       0.00%       0.61%       1.11%       0.00%      1.11%
   Federated Fund for U.S. Government
      Securities II(7)(8)(9)                         0.60%       0.00%       0.38%       0.98%       0.00%      0.98%
   Federated Quality Bond Fund II
      (Primary Shares)(10)(11)(12)(13)               0.60%       0.25%       0.39%       1.24%       0.00%      1.24%

JANUS ASPEN SERIES (Institutional Shares)
   Janus Aspen Series International
      Growth Portfolio(14)                           0.64%       0.00%       0.06%       0.70%       0.00%      0.70%

LORD ABBETT SERIES FUND, INC. (Class VC Shares)
   Growth and Income Portfolio(15)                   0.48%       0.00%       0.41%       0.89%       0.00%      0.89%

MFS(R) VARIABLE INSURANCE TRUST (Service Class)
   MFS New Discovery Series(16)(17)                  0.90%       0.25%       0.16%       1.31%       0.00%      1.31%
   MFS Total Return Series(16)(17)                   0.75%       0.25%       0.09%       1.09%       0.00%      1.09%
   MFS Value Series(16)(17)(18)                      0.75%       0.25%       0.16%       1.16%       0.01%      1.15%
   MFS Research International
      Series(16)(17)(18)                             0.90%       0.25%       3.13%       4.28%       2.93%      1.35%

THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 (Class I Shares)
   Equity Growth Portfolio(19)                       0.50%       0.00%       0.33%       0.83%       0.00%     0.83%
   International Magnum Portfolio(19)                0.80%       0.00%       0.38%       1.18%       0.03%     1.15%
   U.S. Mid Cap Value Portfolio(19)                  0.72%       0.00%       0.29%       1.01%       0.00%     1.01%
   U.S. Real Estate Portfolio(19)                    0.75%       0.00%       0.28%       1.03%       0.00%     1.03%

VAN KAMPEN LIFE INVESTMENT TRUST
 (Class I Shares)
   Comstock Portfolio                                0.56%       0.00%       0.03%       0.59%       0.00%     0.59%


(1) Effective September 19, 2005, the advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.28% until April 30, 2009. Restated on an annualized basis to reflect approved fee changes to take effect on or about June 1, 2006.

(2) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the administrator and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2005.

      Total Waivers of Fund Expenses                                    0.29%
      Total Actual Annual Fund Operating Expenses (after waivers)       1.22%

(3) Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.47% for the fiscal year ended December 31, 2005.

(4) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, shareholder services provider and administrator waived certain amounts. These are shown below along with the net expenses of Fund actually paid for the fiscal year ended December 31, 2005.

      Total Waivers of Fund Expenses                                    0.46%
      Total Actual Annual Fund Operating Expenses (after waivers)       0.65%

(5) The Adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.32% for the fiscal year ended December 31, 2005.

(6) Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006. The administrator voluntarily waived a portion of its fee. The administrator can terminate this voluntary waiver at any time. Total other operating expenses paid by the Fund (after the voluntary waivers) were 0.33% for the fiscal year ended December 31, 2005.

(7) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2005.

      Total Waivers of Fund Expenses                                    0.26%
      Total Actual Annual Fund Operating Expenses (after waivers)       0.72%

(8) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.59% for the fiscal year ended December 31, 2005.

(9) Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" in the Fund prospectus. The Fund did not pay or accrue the shareholder services fee during the fiscal year ended December 31, 2005. The Fund has no present intention of paying or accruing the shareholder services fee during the fiscal year ending December 31, 2006. Total other operating expenses paid by the Fund (after the voluntary waiver) were 0.13% for the fiscal year ended December 31, 2005.

(10) The percentages shown are based on expenses for the entire fiscal year ended December 31, 2005. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, the adviser, distributor, and shareholder services provider waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended December 31, 2005.

      Total Waivers of Fund Expenses                                    0.54%
      Total Actual Annual Fund Operating Expenses (after waivers)       0.70%

(11) The adviser voluntarily waived a portion of the management fee. The adviser can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.56% for the fiscal year ended December 31, 2005.

(12) The Fund's Primary Shares did not pay or accrue the distribution (12b-1) fee during the fiscal year ended December 31, 2005. The Fund's Primary Shares have no present intention of paying or accruing the distribution (12b-1) fee during the fiscal year ending December 31, 2006.

(13) Includes a shareholder services/account administration fee which is used to compensate intermediaries for shareholder services or account administrative services. Please see "Payment to Financial Intermediaries" in the Fund prospectus. The shareholder services provider voluntarily waived its fee for the Primary Shares. This voluntary waiver can be terminated at any time. Total other operating expenses paid by the Fund's Primary Shares (after the voluntary waiver) were 0.14% for the fiscal year ended December 31, 2005.

(14) Expenses are based upon expenses for the year ended December 31, 2005. All expenses are shown without the effect of any expense offset arrangement.

(15) Effective January 1, 2006, the annual management fee rate for the Fund was changed from a flat fee of 0.50% to the following annual rates: 0.50% of the first $1 billion of average daily assets; and 0.45% of average daily net assets over $1 billion.

(16) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).


(17) Each series has an expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent, and may have entered into brokerage arrangements, that reduced or recaptured series' expenses. Any such expense reductions are not reflected in the table. Had these expense reductions been taken into account, "Net Expenses" would be lower.

(18) MFS has contractually agreed in writing to bear the series' expenses such that "Other Expenses" (determined without giving effect to the expense offset arrangements described above), do not exceed 0.15% annually for the Value Series and 0.20% annually for the Research International Series. This expense limitation arrangement excludes management fees, taxes, extraordinary expenses, brokerage and transaction costs and expenses associated with the series' investing activities. This written fee arrangement will continue until at least April 30, 2007.

(19) The fees disclosed reflect gross ratios prior to any voluntary waivers/reimbursements of expenses by the adviser. The adviser has voluntarily agreed to waive a portion or all of its management fee and/or reimburse expenses to the extent necessary so that total annual operating expenses, excluding certain investment related expenses such as foreign country tax expense and interest expense on borrowing, do not exceed the "Operating Expense Limitation" in the below table. The adviser may terminate these voluntary waivers at any time at its sole discretion. After such reductions, the "Management Fee", "12b-1 Fee", "Other Expenses" and "Total Fund Operating Expenses", would be as follows:


                                  OPERATING                                        TOTAL FUND
                                   EXPENSE      MANAGEMENT    12B-1     OTHER       OPERATING
                                  LIMITATION       FEE         FEE     EXPENSES     EXPENSES
                                  ----------       ---         ---     --------     --------
Equity Growth Portfolio             0.85%          0.50%       N/A       0.33%       0.83%
International Magnum Portfolio      1.15%          0.77%       N/A       0.38%       1.15%
U.S. Mid Cap Value Portfolio        1.05%          0.72%       N/A       0.29%       1.01%
U.S. Real Estate Portfolio          1.10%          0.75%       N/A       0.28%       1.03%

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, separate account annual expenses, and investment option fees and expenses. There are two sets of examples below. The first set assumes your purchase payments are Lump Sum payments or that your contract value exceeds $100,000. The second set assumes that you are only making Easy Pay purchase payments to your contract and that your contract value does not exceed $100,000.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year and assume the maximum and minimum fees and expenses of any of the investment options. The examples reflect annual investment option expenses before any fee waiver and/or expense reimbursements. Your expenses will be less than the expenses in the chart below for those options with a waiver or reimbursement for the applicable period (see "Total Annual Portfolio Operating Expenses for Each Investment Option" above). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

LUMP SUM PAYMENT - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $1,118.00    $2,030.15   $3,052.49   $6,467.50
(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $  518.00    $1,630.15   $2,852.49   $6,467.50

LUMP SUM PAYMENT - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $  724.00   $  805.31   $  936.02   $1,824.57

(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $  124.00   $  405.31   $  736.02   $1,824.57



EASY PAY PAYMENTS - ASSUMING MAXIMUM INVESTMENT OPTION EXPENSES

                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $1,178.00   $2,308.43    $3,546.78   $7,042.13

(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $  578.00   $1,808.43    $3,146.78   $7,042.13

EASY PAY PAYMENTS - ASSUMING MINIMUM INVESTMENT OPTION EXPENSES

                                                                      1 YEAR      3 YEARS     5 YEARS    10 YEARS
                                                                     ---------   ---------   ---------   ---------
(1) If you surrender your contract at the end of the
    applicable time period: ......................................   $  784.00    $1,097.98   $1,479.75  $2,639.55

(2) If you do not surrender your contract or if you
    begin the income phase: ......................................   $  184.00    $  597.98   $1,079.75  $2,639.55

THERE IS AN ACCUMULATION UNIT VALUE HISTORY (CONDENSED FINANCIAL INFORMATION) CONTAINED IN THE APPENDIX TO THIS PROSPECTUS.

THE COMPANY

Fidelity Security Life Insurance Company, 3130 Broadway, Kansas City, Missouri 64111-2406, is a stock life insurance company. We were originally incorporated on January 17, 1969, as a Missouri corporation. We are principally engaged in the sale of life insurance and annuities. We are licensed in the District of Columbia and all states except New York, where we are only admitted as a reinsurer. Fidelity Security Life Insurance Company is majority owned by Richard
F. Jones (an individual).

THE ANNUITY CONTRACT

This Prospectus describes the variable annuity contract that we are offering.

An annuity is a contract between you, the owner, and us, the insurance company, where we promise to pay you an income, in the form of annuity payments, beginning on a designated date in the future. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract enters the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment options, and depending upon market conditions, you can make or lose money in any of these options. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment option(s) you select as well as the interest we credit to the fixed account.

You can choose to receive annuity payments on a variable basis, fixed basis or a combination of both. If you choose variable payments, the amount of the annuity payments you receive will depend upon the investment performance of the investment option(s) you select for the income phase. If you select to receive payments on a fixed basis, the payments you receive will remain level.

PURCHASE

PURCHASE PAYMENTS

A purchase payment is the money you give us to buy the contract. You can make payments in two ways:

      o     as Lump Sum payments; or

      o     as Easy Pay payments.

A Lump Sum payment is any payment of $5,000 or more. Easy Pay payments are designed to give you the opportunity to make regular payments to your contract. The minimum Easy Pay payment we will accept, whether for your initial payment or a subsequent payment, is $50. The maximum total of all purchase payments we will accept for the contract without our prior consent is $500,000.

ALLOCATION OF PURCHASE PAYMENTS

When you purchase a contract, you choose how we will apply your purchase payments among the investment options. If you make additional purchase payments,we will allocate them in the same way as your first purchase payment, unless you tell us otherwise.

Free Look. If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or the period required in your state, which is shown on page 1 of your contract). When you cancel the contract within this time period, we will not assess a surrender charge. You will receive back whatever your contract is worth on the day we receive your request. In certain states, or if you have purchased the contract as an IRA, we may be required to give you back your purchase payment if you decide to cancel your contract within 10 days after receiving it (or whatever period is required in your state). If that is the case, we will put your purchase payment in the Federated Prime Money Fund II for 15 days before we allocate your first purchase payment to the investment option(s) you have selected. (In some states, the period may be longer.) If we do allocate your purchase payment to the Federated Prime Money Fund II and you exercise your free look right, we will return the greater of your contract value or your purchase payments (less withdrawals).

Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within two business days. If you do not give us all of the information we need, we will contact you to get it. If for some reason we are unable to complete this process within five business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit those amounts to your contract within one business day. Our business day closes when the New York Stock Exchange closes, usually 4:00 p.m. Eastern time.


INVESTMENT CHOICES

The contract offers you the choice of allocating purchase payments to our fixed account or to one or more of the available investment options which are listed below. Additional investment options may be available in the future. Check with your broker regarding availability.

You should read the prospectuses for these funds carefully before investing. Copies of these prospectuses accompany this prospectus. Certain investment options contained in the fund prospectuses may not be available with your contract and/or may not currently be available with your contract. The funds may offer various classes of shares, each of which has a different level of expenses. The fund prospectuses may provide information for share classes that are not available through the contract. When you consult the fund prospectuses, you should be careful to refer only to the information regarding the class of shares that is available through your contract.

DREYFUS INVESTMENT PORTFOLIOS

The Dreyfus Investment Portfolios is a mutual fund with multiple portfolios, one of which is available under the contract. The Dreyfus Corporation serves as the investment advisor to the portfolio. The following investment option is available under the contract:

      o     Emerging Leaders Portfolio (Initial Shares)

DWS INVESTMENT VIT FUNDS (Class A Shares)

DWS Investment VIT Funds (formerly Scudder Investments VIT Funds) is a trust with multiple series of funds, one of which is available under the contract. Deutsche Asset Management, Inc. is the investment advisor of the Fund. Northern Trust Investments, N.A. is the sub-advisor. The following investment option is available under the contract:

      o    DWS Equity 500 Index VIP (formerly Scudder VIT Equity 500 Index Fund)

FEDERATED INSURANCE SERIES

Federated Insurance Series is a mutual fund with multiple separate investment portfolios, four of which are available under the contract. Federated Investment Management Company is the investment adviser of Federated Prime Money Fund II, Federated Quality Bond Fund II and Federated Fund for U.S. Government Securities
II. Federated Equity Management Company of Pennsylvania is the adviser for Federated Mid Cap Growth Strategies Fund II. The following investment options are available under the contract:

      o     Federated Mid Cap Growth Strategies Fund II

      o     Federated Prime Money Fund II

      o     Federated Quality Bond Fund II (Primary Shares)

      o     Federated Fund for U.S. Government Securities II


JANUS ASPEN SERIES (Institutional Shares)

Janus Aspen Series is a mutual fund with multiple portfolios, one of which is available under the contract. Janus Capital Management LLC is the investment adviser. The following investment option is available under the contract:

      o     Janus Aspen Series International Growth Portfolio

LORD ABBETT SERIES FUND, INC. (Class VC Shares)

Lord Abbett Series Fund, Inc. is a mutual fund with multiple portfolios, one of which is available under the contract. Lord, Abbett & Co. LLC is the investment adviser to the portfolio. The following investment option is available under the contract:

      o     Growth and Income Portfolio

MFS(R) VARIABLE INSURANCE TRUST (Service Class)

MFS(R) Variable Insurance Trust is a mutual fund comprised of fifteen series, four of which are available under the contract. Massachusetts Financial Services Company is the investment adviser to the series. The following investment options are available under the contract:

      o     MFS New Discovery Series

      o     MFS Total Return Series

      o     MFS Value Series

      o     MFS Research International Series

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. (CLASS I SHARES)

The Universal Institutional Funds, Inc. is a mutual fund with sixteen active portfolios, four of which are available under the contract. Morgan Stanley Investment Management Inc. is the investment adviser to the Portfolios. Morgan Stanley Investment Management Limited, Morgan Stanley Asset & Investment Trust Management Co., Limited and Morgan Stanley Investment Management Company, each a wholly-owned subsidiary of Morgan Stanley, serve as investment sub-advisors for the International Magnum Portfolio on a day-to-day basis. The following investment options are available under the contract:

      o     Equity Growth Portfolio

      o     International Magnum Portfolio

      o     U.S. Mid Cap Value Portfolio

      o     U.S. Real Estate Portfolio

VAN KAMPEN LIFE INVESTMENT TRUST (CLASS I SHARES)

Van Kampen Life Investment Trust is a mutual fund with multiple portfolios, one of which is available under the contract. Van Kampen Asset Management is the investment adviser to the Portfolios. The following investment option is available under the contract:

      o     Comstock Portfolio

The investment objectives and policies of certain of the investment options are similar to the investment objectives and policies of other mutual funds that certain of the investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment options may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the investment options have the same investment advisers.

An investment option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an investment option with a small asset base. An investment option may not experience similar performance as its assets grow.

Shares of the investment options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment options may also be sold directly to qualified plans. The investment options believe that offering their shares in this manner will not be disadvantageous to you.

We may perform certain shareholder services and other administrative functions on behalf of the investment options or their investment advisers, distributors and/or affiliates. We may receive revenues from the investment options, their investment advisers, distributors and/or affiliates for performance of these services. The revenues, which may be substantial, are ordinarily based upon an annual percentage of the average aggregate net amount we have invested on behalf of the Separate Account and another separate account we have. These percentages differ; some investment options, investment advisers, distributors and/or affiliates pay us a greater percentage than others. The amount of the compensation is not deducted from fund assets and does not decrease the fund's investment return. Additional information regarding these payments may be contained in the prospectuses and/or statements of additional information of the underlying funds.

Upon request by an underlying fund, and subject to applicable law, we may provide the underlying fund with the Tax Identification Number, and other identifying information contained in our records, of contract owners that engaged in sub-account transfers that resulted in our purchase, redemption, transfer or exchange of the shares of that underlying fund.

FIXED ACCOUNT

During the accumulation phase, you may allocate purchase payments and contract values to our fixed account. The fixed account forms a portion of our general account. At our discretion, we may, from time to time, declare an excess interest rate for the fixed account.

GENERAL ACCOUNT

During the income phase, you can select to have your annuity payments paid out of our general account. We guarantee a specified interest rate used in determining the payments. If you choose this option, the payments you receive will remain level. This option is only available during the income phase.

TRANSFERS

You can make transfers as described below. We have the right to terminate or modify these transfer provisions.

You can make transfers by telephone. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given to us by telephone are genuine. If we fail to use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. However, we will not be liable for following telephone instructions that we reasonably believe to be genuine. We may tape record telephone instructions. We reserve the right to modify or terminate telephone transfer privileges.

Transfers are subject to the following:

      1. Currently, during the accumulation phase, you can make 12 transfers every contract year without charge. You can transfer into the fixed account from the investment options.

      2. Currently, during the accumulation phase you can only make one transfer in a calendar quarter out of the fixed account into the investment options. Any transfer made pursuant to this provision is counted in determining any transfer fee.

      3. We will assess a $50 transfer fee for each transfer during the accumulation phase in excess of the free 12 transfers allowed per contract year. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, the Rebalancing Program, or for loans will not be counted in determining the application of any transfer fee.

      4. The minimum amount which you can transfer is $500 or your entire value in the investment option or fixed account if it is less. This requirement is waived if the transfer is made in connection with the Dollar Cost Averaging Program, the Rebalancing Program, or loans.

      5. After a transfer is made, you must keep a minimum of $100 in the account (either in the fixed account or an investment option) from which the transfer was made, unless you transfer the entire account.

      6. You may not make a transfer until after the end of the free look period.

      7. A transfer will be effected as of the end of a business day when we receive an acceptable transfer request containing all required information. This would include the amount which is to be transferred, and the investment option(s) and/or the fixed account affected.

      8. We are not liable for a transfer made in accordance with your instructions.

      9. We reserve the right to restrict transfers between investment options to a maximum of 12 per contract year and to restrict transfers from being made on consecutive business days. We also reserve the right to restrict transfers into and out of the fixed account.

      10. Your right to make transfers is subject to modification if we determine, in our sole opinion, that the exercise of the right by one or more owners is, or would be, to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right which is considered by us to be to the disadvantage of other owners. A modification could be applied to transfers to, or from, one or more of the investment options and could include, but is not limited to:

            a) the requirement of a minimum time period between each transfer;

            b) not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner; or

            c) limiting the dollar amount that may be transferred between investment options by an owner at any one time.

      11. Transfers do not change your allocation instructions for future purchase payments.

      12.   Transfers made during the income phase are subject to the following:

            a) you may make 4 transfers each contract year between investment options or between the investment options and the general account;

            b) you may not make a transfer within 3 business days of the annuity calculation date; and

            c) you may not make a transfer from the general account to an investment option.

MARKET TIMING/DISRUPTIVE TRANSFERS

Some investors try to profit from various short-term or frequent trading strategies commonly known as market timing. None of the portfolios that are investment options for the contract are designed for short-term investing. We do not accommodate investors that engage in market timing. Such activity may increase portfolio transaction costs, hurt performance and be disruptive to management of a portfolio (affecting an adviser's or sub-adviser's ability to effectively manage a portfolio in accordance with its investment objectives and policies). Organizations and individuals that intend to trade frequently and/or use market timing investment strategies should not purchase the contract.

The Company has adopted policies and procedures to detect and deter market timing activities. If we become aware of potentially harmful transfer activity, restrictions may be imposed by us on transfers. We reserve the right to take actions to restrict transfers (but have the discretion not to take these actions) including, but not limited to:

      o restricting the method used to submit transfers (e.g., requiring transfer requests to be submitted in writing via U.S. mail), and

      o     restricting transfers into and out of certain investment options.

We attempt to detect disruptive market timing activities by monitoring variable annuity activity and reviewing transfer activity for repetitive transactions. We define "repetitive transactions" as a transaction which occurs more than one time per month on a given annuity contract. If any market timing/frequent trading activity is suspected, the transaction will be further investigated. We will investigate irregular trading patterns. The Company intends to enforce the variable annuity contract limits on free transfers unless an additional number of transfers is approved by the Company.

We apply these policies and procedures uniformly and without exception, waiver, or special arrangement. However, we will not apply these policies and procedures in times of national emergency and/or extreme market volatility where to impose such policies and procedures would cause economic hardship to contract owners.

The underlying funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures that the Company has adopted. Further, the underlying funds may also impose redemption fees on certain exchanges. Contract owners and other persons with interests in the contracts should be aware that the Company may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the underlying funds.

Our market timing policies and procedures apply only to individuals and entities that own this contract. However, the underlying funds are available for use with many different variable annuity contracts, variable life insurance policies and, in the case of certain funds, directly by certain qualified retirement plans. Some of these contracts, policies and plans may have less restrictive transfer rules or no transfer restrictions at all. We do not know the effectiveness of any policies and procedures used by other insurance companies to detect frequent trading and/or market timing. As a result of these factors, the underlying funds could incur higher expenses which may result in lower performance if undetected abusive trading practices occur.

In addition, contract owners and other persons with interests in the contracts should be aware that some underlying funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the underlying funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the underlying funds (and thus contract owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the underlying funds.

In addition to reserving the right to modify or terminate the transfer privilege at any time, we also reserve the right to reject or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the underlying funds. This would include an underlying fund's refusal or restriction on purchases or redemptions of its shares as a result of the underlying fund's own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single contract owner). You should read the prospectuses of the underlying funds for more details.

We cannot guarantee that the funds will not be harmed by transfer activity. No assurance can be given that any or all possible forms of potentially harmful transfer activity will be identified, or that any restrictions imposed will be able to address successfully the potentially harmful transfer activity that may be identified. If market timing activity is not detected and deterred, contract owners may experience the adverse effects of market timing.

DOLLAR COST AVERAGING PROGRAM

The Dollar Cost Averaging Program allows you to systematically transfer a set amount each month from a selected investment option or the fixed account to any of the other investment options. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. The Dollar Cost Averaging Program is available only during the accumulation phase.

The minimum amount which can be transferred each month is $100. You must have at least $1,200 in the selected investment option or fixed account (or the amount required to complete your program, if less) in order to participate in the Dollar Cost Averaging Program.

We have the right to modify, terminate or suspend the Dollar Cost Averaging Program.

If you participate in the Dollar Cost Averaging Program, the transfers made under the program are not taken into account in determining any transfer fee. If you are participating in the Dollar Cost Averaging Program, you cannot also participate in the Rebalancing Program.

Dollar Cost Averaging does not assure a profit and does not protect against loss in declining markets. Dollar Cost Averaging involves continuous investment in the selected investment option(s) regardless of fluctuating price levels of the investment option(s). You should consider your financial ability to continue the Dollar Cost Averaging Program through periods of fluctuating price levels.

REBALANCING PROGRAM

Once your money has been allocated among the investment options, the performance of the selected options may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Rebalancing Program. You can tell us whether to rebalance monthly, quarterly, semi-annually or annually.

The Rebalancing Program is available only during the accumulation phase.

If you participate in the Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee. Amounts allocated to the fixed account are not taken into account as part of the Rebalancing Program. You cannot participate in the Rebalancing Program if you are participating in the Dollar Cost Averaging Program.

EXAMPLE:

Assume that you want your initial purchase payment split between 2 investment options. You want 80% to be in the Growth and Income Portfolio and 20% to be in the Janus Aspen Series International Growth Portfolio. Over the next 2 1/2 months the domestic market does very well while the international market performs poorly. At the end of the quarter, the Growth and Income Portfolio now represents 86% of your holdings because of its increase in value. If you had chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Growth and Income Portfolio to bring its value back to 80% and use the money to buy more units in the Janus Aspen Series International Growth Portfolio to increase those holdings to 20%.

ADDING, DELETING OR SUBSTITUTING INVESTMENT OPTIONS

We do not control the funds, so we cannot guarantee that any of the investment options will always be available. We retain the right to change the investments of the Separate Account. This means we may eliminate the shares of any investment option held in our Separate Account and substitute shares of another open-end management investment company for the shares of any investment option, if the shares of the investment option are no longer available for investment or if, in our judgment, investment in any investment option would be inappropriate in view of the purposes of the Separate Account. We will first notify you and receive any necessary SEC and/or state approval before making such a change.

If an investment option is eliminated, we will ask you to reallocate any amount in the eliminated investment option. If you do not reallocate these amounts, we will reallocate such amounts only in accordance with SEC pronouncements and only after obtaining an order from the SEC, if required.

If we make a portfolio substitution or change, we may change the contract to reflect the substitution or change.

If you are enrolled in the Dollar Cost Averaging Program or the Rebalancing Program while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us, your contract value invested in such underlying fund will be transferred automatically to the designated surviving fund in the case of mergers, the replacement fund in the case of substitutions and any available Money Market Fund in the case of fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving fund, the replacement fund or a Money Market Fund for any continued and future investments.

EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

PRODUCT EXPENSE CHARGE

Each day we make a deduction for our Product Expense Charge. We do this as part of our calculation of the value of the accumulation units and the annuity units.

This charge is for all the insurance benefits, e.g., guarantee of annuity rates, the death benefit, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. This charge cannot be increased.

We assess the Product Expense Charge each business day and it is based on the average value of your contract. We assess a Product Expense Charge as follows:

      o     Lump Sum Payments: 0.90%, on an annual basis.

      o Easy Pay Payments: 1.50% on an annual basis (0.90% on an annual basis if your contract value exceeds $100,000).*

* Once your contract value reaches $100,000, it will be assessed the lower charge even if the contract value is later reduced by changes in market value or withdrawals.

REDUCTION OF PRODUCT EXPENSE CHARGE

We may, at our sole discretion, reduce the Product Expense Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our administrative costs or other savings. We would consider making such a reduction when:

      o the size and type of group to whom the contract is offered can reasonably be expected to produce such a cost savings; or

      o the amount of purchase payments can produce some economies resulting in a savings to us.

Any reduction of the Product Expense Charge will not be unfairly discriminatory against any person. We will make such reductions in accordance with our own administrative rules in effect at the time the contract(s) is issued. We have the right to change these rules from time to time.

SURRENDER CHARGE

During the accumulation phase, you can make surrenders from your contract. We keep track of each purchase payment. Subject to the free surrender amount and other waivers discussed below, if you make a surrender and it has been less than the stated number of years since you made your purchase payment, we will assess a Surrender Charge.

Surrender Charge (as a percentage of purchase payments surrendered):

 Number of Complete
Years From Receipt of              Surrender Charge
  Purchase Payments              Easy Pay     Lump Sum
  -----------------              --------     --------
        0-1                          6%           7%
         1                           6            6
         2                           6            5
         3                           5            4
         4                           5            3
         5                           4            2
         6                           3            1
         7                           2            0
         8                           2            0
         9                           1            0
  10 and thereafter                  0            0

Each purchase payment has its own Surrender Charge period. For purposes of the Surrender Charge, we treat surrenders as coming from the most recent purchase payments first. When the surrender is for only part of the value of your contract, the Surrender Charge is deducted from the remaining value in your contract.

NOTE: For tax purposes, earnings are usually considered to come out first.

WAIVER OF SURRENDER CHARGE

Free Partial Surrenders: You may make one surrender of up to 10% of your contract value during a contract year free from any Surrender Charge. This right is non-cumulative.

Internal Transfers: It is our current practice to reduce Surrender Charges for an owner of one of our annuity contracts who wishes to transfer contract values to another of our annuity contracts. The following will apply to such internal transfers:

      o there is an internal transfer fee of 2% of the amount transferred when you make a transfer of contract value to another contract (which could be the variable annuity contract we are offering by this prospectus) issued by us;

      o once transferred into the other contract, the amount transferred will be subject to an Adjusted Surrender Charge in accordance with the following:

                           Adjusted Surrender Charges

                                  Number of Complete Years
                                      you have been our
                                       Annuity Customer
                               ---------------------------------
Number of Complete             5 Years       5-10
Years from Transfer            or less       Years    10 Years +
- -------------------            -------       -----    ----------
       0-1                        6%           4%         3%
        1                         5            3          3
        2                         4            2          2
        3                         3            1          1
        4                         2            0          0
        5                         1            0          0
  6 and longer                    0            0          0

      o If your contract was issued prior to May 14, 1999, or is no longer subject to a Surrender Charge, we will not assess the internal transfer fee for the first internal transfer you make. Once contract values are in the new contract, they will be subject to the Adjusted Surrender Charge shown above. Any subsequent internal transfer will be subject to the above conditions.

Reduction of Surrender Charges: We may, at our sole discretion, reduce the Surrender Charge or the Adjusted Surrender Charge. We would do so when sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of our distribution costs. Some examples are: if there is a large group of individuals that will be purchasing the contract or if a prospective purchaser already had a relationship with us. We may, at our sole discretion, not deduct the Surrender Charge under a contract issued to an officer, director or employee of ours or any of our affiliates.

Any reduction of Surrender Charges will not be unfairly discriminatory against any person. We will make such reductions in accordance with our administrative rules in effect at the time the contract is issued. We have the right to change those rules from time to time.

Waiver of Surrender Charges Under Certain Benefits: Under the conditions set out in the contract endorsements providing the following benefits, we will not assess the Surrender Charge when:

      o TERMINAL ILLNESS ENDORSEMENT. You become terminally ill (which means you are not expected to live more than 12 months). Under this benefit, you may make a one time surrender during the accumulation phase up to the full value of your account.

      o NURSING HOME OR HOSPITAL CONFINEMENT ENDORSEMENT. You become confined to a long term care facility, nursing facility or hospital for at least 30 consecutive days. Under this benefit, the maximum amount that you can surrender without the imposition of the Surrender Charge is $2,000 each month for the period of confinement. The maximum total surrenders under this provision is equal to your contract value. This benefit is only available during the accumulation phase.

These benefits may not be available in your state.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. For those states which assess premium taxes upon receipt of purchase payments, premium taxes will be deducted upon surrender of the contract, annuitization or payment of death benefits. For all other states, premium taxes will be assessed against and deducted from the contract value used to provide benefits upon annuitization. Premium taxes generally range from 0% to 4%, depending on the state.

TRANSFER FEE

We will charge $50 for each additional transfer in excess of the free transfers permitted. Transfers made at the end of the free look period by us and any transfers made pursuant to the Dollar Cost Averaging Program, Rebalancing Program, or loans will not be counted in determining the application of any transfer fee.

INCOME TAXES

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

INVESTMENT OPTION EXPENSES

There are deductions from and expenses paid out of the assets of the various investment options, which are described in the fund prospectuses. The annual expenses of the investment options are based on data provided by the respective funds. We have not independently verified such data.

CONTRACT VALUE

Your contract value is the sum of your interest in the various investment options and our fixed account.

Your interest in the investment option(s) will vary depending upon the investment performance of the options you choose. In order to keep track of your contract value, we use a unit of measure called an accumulation unit. During the income phase of your contract we call the unit an annuity unit.

ACCUMULATION UNITS

Every business day we determine the value of an accumulation unit and an annuity unit for each of the investment options. We do this by:

      1) determining the change in investment experience (including any charges) for the investment option from the previous business day to the current business day;

      2) subtracting our Product Expense Charge and any other charges such as taxes we have deducted; and

      3) multiplying the previous business day's accumulation unit (or annuity unit) value by this result.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment option by the value of the accumulation unit for that investment option. When you make a surrender, we deduct from your contract accumulation units representing the surrender.

We calculate the value of an accumulation unit for each investment option after the New York Stock Exchange closes each day and then debit or credit your account.

EXAMPLE:

On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the Growth and Income Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the Growth and Income Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the Growth and Income Portfolio.

SURRENDERS

You can have access to the money in your contract:

      o     by making a surrender (either a partial or a complete surrender); or

      o     by electing to receive annuity payments; or

      o     when a death benefit is paid to your beneficiary; or

      o if your contract was issued as a TSA, by taking a loan out of the fixed account.

Surrenders can only be made during the accumulation phase.

When you make a complete surrender you will receive the value of your contract on the day your request is received less any applicable surrender charge and less any premium tax.

Unless you instruct us otherwise, any partial surrender will be made pro rata from all the investment options and the fixed account you selected. Under most circumstances the amount of any partial surrender must be for at least $500, or your entire interest in the fixed account or an investment option. We require that after a partial surrender is made you keep at least $5,000 in your contract for Lump Sum payments or $1,000 for Easy Pay payments.

Income taxes, tax penalties and certain restrictions may apply to any surrender you make.

There are limits to the amount you can surrender from a qualified plan referred to as a 403(b) plan (TSA). For a more complete explanation, see the discussion in the Taxes Section and the discussion in the Statement of Additional Information.

MINIMUM DISTRIBUTION PROGRAM

If your contract has been issued as an IRA, TSA or other qualified plan, you may elect the Minimum Distribution Program. Under this program, we will make payments to you that are designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code on such qualified plans. We will make payments to you periodically at your election (currently: monthly, quarterly, semi-annually or annually). The payment amount and frequency may be limited. The payments will not be subject to the surrender charges and will be in lieu of the 10% free surrender amount allowed each year.

LOANS

If you purchased this contract as a TSA (also referred to as a 403(b) plan), during the accumulation phase you can take a loan out of the fixed account using the contract as collateral. The minimum loan we will make is $2,000. No loans are permitted out of the investment options and no loans are permitted during the income phase. When you request a loan, we will transfer any amounts necessary to implement the loan request from the investment options to the fixed account. Repayment of the loan will be made into the fixed account. We will then allocate that money in the same manner that your purchase payments are being allocated. Your loan documents will explain the terms, conditions and limitations regarding loans from your TSA contract.

DEATH BENEFIT

DEATH OF CONTRACT OWNER DURING THE ACCUMULATION PHASE

Upon your death or that of the joint owner during the accumulation phase, the death benefit will be paid to your primary beneficiary. Upon the death of a joint owner, the surviving joint owner, if any, will be treated as the primary beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary unless you have informed us otherwise in writing.


DEATH BENEFIT AMOUNT DURING THE ACCUMULATION PHASE

The death benefit during the accumulation phase will be the greater of:

      1) the purchase payments, less any surrenders including any applicable charges; or

      2)    your contract value.

The amount of the death benefit is determined as of the end of the business day during which we receive both due proof of death and an election for the payment method. The death benefit amount remains in an investment option and/or the fixed account until distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in an investment option will be subject to investment risk which is borne by the beneficiary.

DEATH BENEFIT OPTIONS DURING THE ACCUMULATION PHASE

A beneficiary must elect the death benefit to be paid under one of the following options in the event of your death during the accumulation phase. If the beneficiary is the spouse of the owner, he or she may elect to continue the contract in his or her own name and exercise all the owner's rights under the contract. In this event, the contract value will be adjusted to equal the death benefit.

OPTION 1 - Lump sum payment of the death benefit; or

OPTION 2 - The payment of the entire death benefit within 5 years of the date of death of the owner or any joint owner; or

OPTION 3 - Payment of the death benefit under an annuity option over the lifetime of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary with distribution beginning within 1 year of the date of your death or of any joint owner.

Any portion of the death benefit not applied under Option 3 within 1 year of the date of your death, or that of a joint owner, must be distributed within 5 years of the date of death.

If a lump sum payment is requested, the amount will be paid within 7 days, unless the suspension of payments provision is in effect.

Payment to the beneficiary, in any form other than a lump sum, may only be elected during the sixty-day period beginning with the date of receipt by us of proof of death.

DEATH OF CONTRACT OWNER DURING THE INCOME PHASE

If you or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue to be made at least as rapidly as under the method of distribution in effect at the time of your death. Upon your death during the income phase, the beneficiary becomes the owner. The annuitant is the person whose life we look to when we make annuity payments.

DEATH OF ANNUITANT

Upon the death of the annuitant, who is not an owner, during the accumulation phase, you automatically become the annuitant. You may designate a new annuitant subject to our underwriting rules then in effect. If the owner is a non-natural person, the death of the annuitant will be treated as the death of the owner and a new annuitant may not be designated.

Upon the death of the annuitant during the income phase, the death benefit, if any, will be as specified in the annuity option elected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

ANNUITY PAYMENTS (THE INCOME PHASE)

Under the contract you can receive regular income (annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first or fifteenth day of a calendar month. You can also choose among income plans. We call those annuity options.

Your annuity date must be at least 1 month after you buy the contract. Annuity payments must begin by the annuitant's 85th birthday or the 85th birthday of the oldest joint annuitant. The annuitant is the person whose life we look to when we make annuity payments.

If you do not choose an annuity option at the time you purchase the contract, we will assume that you selected Option 2 with 10 years of guaranteed payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. If you do not tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

The dollar amount of your payment from the investment option(s) will depend upon four things:

      o the value of your contract in the investment option(s) on the annuity date;

      o the 3% assumed investment rate used in the annuity table for the contract;

      o     the performance of the investment options you selected; and

      o if permitted in your state and under the type of contract you have purchased, the age and sex of the annuitant(s).

If the actual performance exceeds the 3% assumed rate plus the deductions for expenses, your annuity payments will increase. Similarly, if the actual performance is less than 3% plus the amount of the deductions for expenses, your annuity payments will decrease.

We will determine the amount of your variable annuity payments, including the first, no more than 10 business days prior to the payment date. The payment dates must be the same day each month as the date you selected for the annuity date, i.e., the first or the fifteenth. The day we determine the variable annuity payment is called the annuity calculation date.

You can choose one of the following annuity options. After annuity payments begin, you cannot change the annuity option. All annuity payments are made to you unless you direct us otherwise.

OPTION 1 - LIFE ANNUITY. Under this option we make monthly income payments during the lifetime of the annuitant and terminating with the last payment preceding his/her death.

OPTION 2 - LIFE INCOME WITH A GUARANTEED PERIOD. Under this option we make monthly income payments during the lifetime of the annuitant. We guarantee that if, at the death of the annuitant, payments have been made for less than a stated period, which may be five, ten, fifteen or twenty years, as elected, the monthly income will continue during the remainder of the stated period. However, the owner may elect to receive a single sum payment. A single sum payment will be equal to the present value of remaining payments as of the date of receipt of due proof of death commuted at the assumed investment rate.

OPTION 3 - SURVIVORSHIP ANNUITY. Under this option we make monthly income payments during the joint lifetime of the annuitant and another named individual and thereafter during the lifetime of the survivor. Payments cease with the last income payment due prior to the death of the survivor.

OPTION 4 - OTHER OPTIONS. Under this option we provide you with any payout plan that is mutually agreed upon between you and us.

OTHER BENEFITS

DISABILITY BENEFIT

This benefit is only available with respect to Easy Pay payments during the accumulation phase. Under this benefit, so long as you are totally and permanently disabled and can provide us with evidence of that fact, we will pay you a life annuity with fixed payments at your normal retirement date (which is defined in your endorsement) or make a death benefit payment to your beneficiary if you die prior to that date. You should refer to the Company Completion Benefit endorsement in your contract for additional details.


ACCIDENTAL DEATH BENEFIT

During the accumulation phase, in the event that you die due to an accidental injury prior to age 70, we will pay your beneficiary an accidental death benefit equal to the contract value (less any outstanding loan balance if your contract was issued as a 403(b) contract and you took out a loan) on the date of death. This benefit is in addition to the death benefit contained in the contract. The maximum amount of the accidental death benefit is $500,000.

TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included a more comprehensive discussion regarding taxes in the Statement of Additional Information.

ANNUITY CONTRACTS IN GENERAL

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you are taxed depending on how you take the money out and the type of contract - qualified or non-qualified (see following sections).

Under non-qualified contracts, you as the owner, are not taxed on increases in the value of your contract until a distribution occurs - either as a withdrawal or as annuity payments. When you make a withdrawal, you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and is not taxed. The remaining portion of the annuity payment is treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes resulting in the earnings on the money held in the contract to be taxed currently to such owner.

QUALIFIED AND NON-QUALIFIED CONTRACTS

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or as an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or as an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities (IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R.10 Keogh Plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.

WITHDRAWALS - NON-QUALIFIED CONTRACTS

If you make a withdrawal from your contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are includable in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income.

Some withdrawals will be exempt from the penalty. They include any amounts:

      1.    paid on or after the taxpayer reaches age 59 1/2;

      2.    paid after you die;

      3. paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

      4. paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5.    paid under an immediate annuity; or

      6.    which come from purchase payments made prior to August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

WITHDRAWALS - QUALIFIED CONTRACTS

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of the pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Some withdrawals will be exempt from the penalty. They include any amounts:

      1.    paid on or after you reach age 59 1/2;

      2.    paid after you die;

      3. paid if you become totally disabled (as that term is defined in the Code);

      4. paid to you after leaving your employment in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

      5.    paid to you after you have left your employment, after attaining age
            55;

      6. paid for certain allowable medical expenses (as defined in the Code);

      7.    paid pursuant to a qualified domestic relations order;

      8.    paid on account of an IRS levy upon the qualified contract;

      9.    paid from an IRA for medical insurance (as defined in the Code);

      10.   paid from an IRA for qualified higher education expenses; or

      11. paid from an IRA up to $10,000 for qualified first time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

With respect to (4) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

We have provided a more complete discussion in the Statement of Additional Information.

WITHDRAWALS - TAX-SHELTERED ANNUITIES

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities.

Withdrawals can only be made under the following circumstances:

      1.    when an owner reaches age 59 1/2;

      2.    when an owner has a severance from employment;

      3.    when an owner dies;

      4. when an owner becomes disabled (as that term is defined in the Code); or

      5. in the case of hardship. Hardship withdrawals are limited to purchase payments and cannot include any earnings.

These withdrawal limitations only apply to earnings and salary reduction contributions made after December 31, 1988.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax-sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2007. Owners of tax-sheltered annuity contracts should consult their tax adviser to determine the effect of these proposed regulations on their contracts.

TAXATION OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits available for use with a qualified contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such death benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes.

You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

REQUIRED DISTRIBUTIONS

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions include the actuarial value of certain other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax adviser. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax adviser to determine that your distributions comply with these rules.

DIVERSIFICATION AND OWNER CONTROL

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment options are managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, are considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangements may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered owner of the shares. If any guidance is provided which is considered a new position, then the guidance is generally applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the investment options.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

PARTIAL 1035 EXCHANGES

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also qualify as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

MULTIPLE CONTRACTS

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

TAX TREATMENT OF ASSIGNMENTS

Any transfer, assignment or pledge of a contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your contract.

If the contract is issued for use under a qualified plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.


PERFORMANCE

We may periodically advertise performance of the various investment options. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the product expense charges. It does not reflect the deduction of any surrender charge. The deduction of any surrender charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the product expense charges and surrender charges.

The performance will be based on the historical performance of the corresponding investment options for the periods commencing from the date on which the particular investment option was made available through the contracts. In addition, for certain investment options, performance may be shown for the period commencing from the inception date of the investment option. These figures should not be interpreted to reflect actual historical performance of the separate account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

OTHER INFORMATION

THE SEPARATE ACCOUNT

We established a separate account, FSL Separate Account M (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on August 25, 1998. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

VOTING RIGHTS

We are the legal owner of the investment option shares. However, we believe that when an investment option solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

DISTRIBUTOR

National Pension & Group Consultants, Inc. (NPGC) serves as the distributor for the contracts. NPGC is located at 3130 Broadway, Kansas City, MO 64111-2406.

Commissions will be paid to agents and broker-dealers who sell the contracts. Registered representatives of NPGC are not paid commissions directly on the sale of the contracts but sales of the contracts are counted toward their overall compensation in the form of production bonuses (which will not exceed 3% of purchase payments of the contracts).

NPGC has entered into selling agreements with broker-dealers who may sell the contracts and provide other distribution services. Such broker-dealers will be paid commissions up to 6% of purchase payments. When Fidelity Security compensates a broker-dealer firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Fidelity Security is not involved in determining the compensation of your representative.

Commissions are incurred and paid by Fidelity Security Life Insurance Company and are not deducted from contract purchase payments.

Broker-dealers often enter into selling arrangements with a number of insurance companies to sell their variable annuity and variable life insurance contracts. These broker-dealers may classify or rank the contracts of their respective organizations on a system that is based on internal criteria that may include the level of financial and other types of support, compensation arrangements, quality of service, performance, type of contract and benefits thereunder. These classifications and rankings may influence the registered representatives in their recommendations and may present conflicts of interest.

Contract owners should consult the prospectuses for the investment options for information concerning compensation arrangements relating to the distribution of shares of the investment options. Contract owners should consult with their broker-dealers with respect to compensation and revenue sharing arrangements involved in connection with the sale of the contracts.

The Statement of Additional Information contains more information regarding the distributor.

OWNERSHIP

Owner. You, as the owner of the contract, have all the rights under the contract. Prior to the annuity date, the owner is as designated at the time the contract is issued, unless changed. On and after the annuity date, you continue as the owner.

Joint Owner. The contract can be owned by joint owners. Any joint owner must be the spouse of the other owner (except in Pennsylvania). Upon the death of either joint owner, the surviving joint owner will be the designated beneficiary. Any other beneficiary designation at the time the contract was issued or as may have been later changed will be treated as a contingent beneficiary unless otherwise indicated.

BENEFICIARY

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die.

ASSIGNMENT

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until we receive written notice of the assignment. We will not be liable for any payment or other action we take in accordance with the contract before we receive notice of the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

SUSPENSION OF PAYMENTS OR TRANSFERS

We may be required to suspend or postpone payments for surrenders or transfers for any period when:

      1. the New York Stock Exchange is closed (other than customary weekend and holiday closings);

      2.    trading on the New York Stock Exchange is restricted;

      3. an emergency exists as a result of which disposal of shares of the investment options is not reasonably practicable or we cannot reasonably value the shares of the investment options;

      4. during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

FINANCIAL STATEMENTS

Our statutory basis financial statements have been included in the Statement of Additional Information. The financial statements of the Separate Account are also included in the Statement of Additional Information.

ADDITIONAL INFORMATION

For further information about the contract you may obtain a Statement of Additional Information. You can call the telephone number indicated on the cover page or you can write to us. For your convenience we have included a postcard for that purpose.

The Table of Contents of the Statement of Additional Information is as follows:

      Company
      Independent Registered Public Accounting Firm
      Legal Opinions
      Distribution
      Calculation of Performance Information
      Federal Tax Status
      Annuity Provisions
      Financial Statements


APPENDIX

CONDENSED FINANCIAL INFORMATION - ACCUMULATION UNIT VALUE HISTORY

The table below provides accumulation unit values for the periods indicated. The Separate Account commenced operations on May 14, 1999. This data has been extracted from the Separate Account's financial statements. This information should be read in conjunction with the Separate Account's financial statements and related notes which are included in the Statement of Additional Information.






                                   For the Year or       For the Year or
                                     Period Ended          Period Ended        For the Year        For the Year
                                      12/31/05              12/31/04         Ended 12/31/03      Ended 12/31/02
                                   ------------------   ------------------  ------------------  ------------------



SUB-ACCOUNT                        Lump Sum  Easy Pay   Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay
-----------                        --------  --------   --------  --------  --------  --------  --------  --------
MONEY MARKET(1)
Beginning of Period                $11.08    $10.71    $  11.08  $  10.78  $  11.10  $  10.86  $  11.04  $  10.87
End of Period                         -         -      $  11.08  $  10.71  $  11.08  $  10.78  $  11.10  $  10.86
Number of Accumulation
   Units Outstanding                  -         -         4,381     4,349     5,788     2,606    19,425     2,112

GROWTH & INCOME(1)
Beginning of Period                $12.92    $12.50    $  11.58  $  11.27  $   8.87  $   8.68  $  10.95  $  10.78
End of Period                         -         -      $  12.92  $  12.50  $  11.58  $  11.27  $   8.87  $   8.68
Number of Accumulation
   Units Outstanding                  -         -        53,020    53,693    57,004    46,723    62,028    35,864

LARGE CAP GROWTH(1)
Beginning of Period                $ 6.95    $ 6.72    $   7.15  $   6.96  $   5.69  $   5.57  $   8.03  $   7.90
End of Period                         -         -      $   6.95  $   6.72  $   7.15  $   6.96  $   5.69  $   5.57
Number of Accumulation
   Units Outstanding                  -         -        93,329    95,779   100,372    84,824   110,738    65,218

SMALL CAP EQUITY(1)
Beginning of Period                $15.41    $14.90   $  14.03  $  13.65  $   9.84  $   9.63  $  13.20  $  12.99
End of Period                         -         -     $  15.41  $  14.90  $  14.03  $  13.65  $   9.84  $   9.63
Number of Accumulation
   Units Outstanding                  -         -       33,413    24,310    34,992    25,483    39,342    21,383

JANUS ASPEN SERIES INTERNATIONAL GROWTH(2)
Beginning of Period              $  16.85  $  16.67   $  14.30  $  14.23  $   6.81  $   6.67  $   8.74  $   8.60
End of Period                    $  22.10  $  21.73   $  16.85  $  16.67  $  14.30  $  14.23  $   6.81  $   6.67
Number of Accumulation
   Units Outstanding               19,936    16,182     20,302    16,331    21,985    15,250    43,607    22,775

DREYFUS EMERGING LEADERS
Beginning of Period(3)           $  10.00   $  10.00
End of Period                    $  10.54   $  10.51
Number of Accumulation
   Units Outstanding               44,383     38,306

FEDERATED MID CAP GROWTH STRATEGIES FUND II
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  11.16   $  11.10
Number of Accumulation
   Units Outstanding                  151        524

FEDERATED PRIME MONEY FUND II
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.18   $  10.12
Number of Accumulation
   Units Outstanding                1,696      1,408

FEDERATED QUALITY BOND FUND II
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.04   $   9.98
Number of Accumulation
   Units Outstanding                  769         16

FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.11   $  10.05
Number of Accumulation
   Units Outstanding                  190        368

LORD ABBETT GROWTH AND INCOME
Beginning of Period(3)           $  10.00   $  10.00
End of Period                    $  10.46   $  10.43
Number of Accumulation
   Units Outstanding               59,403     62,854

MFS NEW DISCOVERY
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.30   $  10.24
Number of Accumulation
   Units Outstanding                  196          7

MFS TOTAL RETURN
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $   9.48   $   9.42
Number of Accumulation
   Units Outstanding                7,856      1,604

MFS VALUE
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.17   $  10.11
Number of Accumulation
   Units Outstanding                  242          0

MFS RESEARCH INTERNATIONAL
Beginning of Period(5)           $  10.00   $  10.00
End of Period                    $  11.97   $  11.92
Number of Accumulation
   Units Outstanding                  148        232

DWS EQUITY 500 INDEX VIP (formerly Scudder VIT Equity 500 Index Fund
 Sub-Account)
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.37   $  10.31
Number of Accumulation
   Units Outstanding                  899      5,011

UIF EQUITY GROWTH
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  11.47   $  11.40
Number of Accumulation
   Units Outstanding               47,065     58,025

UIF INTERNATIONAL MAGNUM
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  11.01   $  10.94
Number of Accumulation
   Units Outstanding                  179         46

UIF U.S. MID CAP VALUE
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  11.13   $  11.06
Number of Accumulation
   Units Outstanding                  224        349

UIF U.S. REAL ESTATE
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  11.60   $  11.53
Number of Accumulation
   Units Outstanding                  853        677

VAN KAMPEN COMSTOCK
Beginning of Period(4)           $  10.00   $  10.00
End of Period                    $  10.34   $  10.28
Number of Accumulation
   Units Outstanding                2,644      1,075



                              For the Year        For the Year        For the Period
                              Ended 12/31/01      Ended 12/31/00      Ended 12/31/99
                              ------------------  ------------------  ------------------
                              Lump Sum  Easy Pay  Lump Sum  Easy Pay  Lump Sum  Easy Pay
                              --------  --------  --------  --------  --------  --------

MONEY MARKET
Beginning of Period           $  10.75  $  10.65  $  10.23  $  10.19  $  10.00  $  10.00
End of Period                 $  11.04  $  10.87  $  10.75  $  10.65  $  10.23  $  10.19
Number of Accumulation
   Units Outstanding            16,200     2,133    16,395     1,329    20,570       157

GROWTH & INCOME
Beginning of Period           $  11.83  $  11.71  $  10.30  $  10.27  $  10.00  $  10.00
End of Period                 $  10.95  $  10.78  $  11.83  $  11.71  $  10.30  $  10.27
Number of Accumulation
   Units Outstanding            75,941    25,964    72,862    12,969    16,745     2,344

LARGE CAP GROWTH
Beginning of Period           $  10.74  $  10.63  $  12.31  $  12.27  $  10.00  $  10.00
End of Period                 $   8.03  $   7.90  $  10.74  $  10.63  $  12.31  $  12.27
Number of Accumulation
  Units Outstanding            119,634    41,542   129,215    20,506    25,582     3,477

SMALL CAP EQUITY
Beginning of Period           $  14.75  $  14.61  $  15.30  $  15.24  $  10.00  $  10.00
End of Period                 $  13.20  $  12.99  $  14.75  $  14.61  $  15.30  $  15.24
Number of Accumulation
  Units Outstanding             44,640    14,413    46,803     6,847     8,438       971

JANUS ASPEN SERIES INTERNATIONAL GROWTH(2)
Beginning of Period           $  11.05  $  10.95  $  12.39  $  12.34  $  10.00  $  10.00
End of Period                 $   8.74  $   8.60  $  11.05  $  10.95  $  12.39  $  12.34
Number of Accumulation
   Units Outstanding            46,576    16,849    48,924     8,978    12,371     1,177


(1) On July 15, 2005, the Company substituted shares of the portfolios of Investors Mark Series Fund, Inc. with shares of certain series of registered investment companies.

(2) Effective on or about March 21, 2003, the Berger IPT-International Fund of Berger Institutional Products Trust was reorganized into the Janus Aspen Series International Growth Portfolio of Janus Aspen Series.

(3)   Sub-account commenced operations on June 15, 2005.

(4)   Sub-account commenced operations on January 1, 2005.

(5)   Sub-account commenced operations on May 1, 2005.



                                       A-1



                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED
                       VARIABLE AND FIXED ANNUITY CONTRACT

                                    ISSUED BY

                             FSL SEPARATE ACCOUNT M

                                       AND

                    FIDELITY SECURITY LIFE INSURANCE COMPANY

                                   May 1, 2006


This is not a prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus dated May 1, 2006, for the Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract which is described herein.

The Prospectus concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Prospectus call or write the Company at: 3130 Broadway, Kansas City, MO 64111-2406, (800) 648-8624.



                                TABLE OF CONTENTS
                                                                            Page

COMPANY.................................................................

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...........................

LEGAL OPINIONS..........................................................

DISTRIBUTION............................................................
         Reduction of the Surrender Charge..............................

CALCULATION OF PERFORMANCE INFORMATION..................................
         Total Return...................................................
         Historical Unit Values.........................................
         Reporting Agencies.............................................
         Performance Information........................................

FEDERAL TAX STATUS......................................................
         General........................................................
         Diversification................................................
         Owner Control..................................................
         Multiple Contracts.............................................
         Partial 1035 Exchanges.........................................
         Contracts Owned by Other than Natural Persons..................
         Tax Treatment of Assignments...................................
         Gifting a Contract.............................................
         Death Benefits.................................................
         Income Tax Withholding.........................................
         Tax Treatment of Withdrawals - Non-Qualified Contracts.........
         Withdrawals - Investment Adviser Fees..........................
         Delayed Annuity Payments.......................................
         Qualified Plans................................................
         Tax Treatment of Withdrawals - Qualified Contracts.............
         Required Distributions.........................................
         Tax-Sheltered Annuities - Withdrawal Limitations...............

ANNUITY PROVISIONS......................................................
         Variable Annuity...............................................
         Fixed Annuity..................................................
         Annuity Unit...................................................
         Net Investment Factor..........................................
         Expense Guarantee..............................................

FINANCIAL STATEMENTS....................................................


                                     COMPANY

Fidelity Security Life Insurance Company (the "Company" or "we") was originally incorporated on January 17, 1969, as a Missouri corporation. The Company presently is licensed to do business in the District of Columbia and all states except New York, where it is only admitted as a reinsurer.

The Company is a Kansas City-based stock company with $4.11 billion of life insurance in force and in excess of $450 million in assets. It provides life and health insurance, retirement plans, and related financial services to individuals and groups.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory basis financial statements of Fidelity Security Life Insurance Company as of and for the three year period ended December 31, 2005, prepared in conformity with accounting practices prescribed or permitted by the Missouri Department of Insurance, and the statement of net assets of FSL Separate Account M as of December 31, 2005, and the related statements of operations for the year then ended, changes in net assets for the two years then ended, and the financial highlights for the five years then ended have been included herein and in this Registration Statement in reliance upon the reports of KPMG LLP an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.


                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P.C., Westport, Connecticut and Pompano Beach, Florida, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.


                                  DISTRIBUTION

National Pension and Group Consultants, Inc. ("NPGC" or "Distributor") acts as the distributor of the Contracts. NPGC is an affiliate of the Company. The offering is on a continuous basis. We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering. Distributor is a Missouri corporation and its home office is located at 3130 Broadway, Kansas City, MO 64111. Distributor is an affiliate of the Company. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and is a member of NASD. Distributor enters into selling agreements with other broker-dealers ("selling firms") and compensates them for their services.

Distributor received sales compensation with respect to the contracts in the Separate Account in the following amounts during the periods indicated:



---------------------------------------- -------------------------------------- --------------------------------------
                                                                                   Aggregate Amount of Commissions
                                         Aggregate Amount of Commissions Paid       Retained By Distributor After
                                                    to Distributor                    Payments to Selling Firms
              Fiscal Year
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                 2003                                   $29,242                                $28,094
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                 2004                                   $30,819                                $29,567
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                 2005                                   $15,477                                $14,676
---------------------------------------- -------------------------------------- --------------------------------------

Distributor passes through commissions to selling firms for their sales. In addition, we may pay compensation to Distributor to offset its expenses, including compensation costs, marketing and distribution expenses, advertising, wholesaling, printing, and other expenses of distributing the contracts.

We and Distributor pay compensation to selling firms in the form of commissions and certain other payments. The following list sets forth the names of selling firms that received compensation in 2005 in connection with the sale of our variable annuity contracts (including the contracts).

First Financial Services Corporation was the only selling firm in 2005.

The prospectus contains more information regarding the Distributor.

Reduction of the Surrender Charge

The amount of the Surrender Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Surrender Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. Other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction of the Surrender Charge.

The Surrender Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates.

In no event will any reduction or elimination of the Surrender Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.


                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment option over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of a .90% or 1.50% Product Expense Charge (depending on the contract value or the type of purchase payment), the expenses for the underlying investment option being advertised and any applicable Surrender Charges.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable Surrender Charge to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

              n
     P (1 + T)   = ERV

 Where:

P    = a hypothetical initial payment of $1,000

T    = average annual total return

n    = number of years

ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the time periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any Surrender Charge. The deduction of any Surrender Charge would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment option will fluctuate over time, and any presentation of the investment option's total return for any period should not be considered as a representation of what an investment may earn or what an owner's total return may be in any future period.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment options against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment option being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

Performance Information

The Accumulation Units invest in the portfolios of Investors Mark Series Fund, Inc. and Janus Aspen Series (prior to March 21, 2003 these Accumulation Units invested in Berger Institutional Products Trust). The Separate Account has commenced operations relatively recently. The portfolios have been in existence for some time and consequently have an investment performance history. In order to demonstrate how the investment experience of these portfolios affects Accumulation Unit values, performance information may be developed. The information will be based upon the historical experience of the portfolios for the periods shown.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance of the portfolios is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the portfolio.

Performance figures for the Accumulation Units will reflect the Product Expense Charges as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the Product Expense Charges, the portfolio expenses, and assume that you make a surrender at the end of the period and therefore the Surrender Charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no surrender is assumed.


                               FEDERAL TAX STATUS

NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

General

Section 72 of the Code governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. If after the annuity date, annuity payments cease because of the death of the annuitant, any unrecovered investment in the contract shall be allowed as a deduction to the annuitant for his last taxable year. Unrecovered investment in the contract is the investment in the contract on the annuity date reduced by the amounts received after the annuity date which were excludable from taxable income. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.

Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg. 1.817-5), which established diversification requirements for the investment options underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment option will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the option is represented by any one investment; (2) no more than 70% of the value of the total assets of the option is represented by any two investments; (3) no more than 80% of the value of the total assets of the option is represented by any three investments; and (4) no more than 90% of the value of the total assets of the option is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment options underlying the Contracts will be managed in such a manner as to comply with these diversification requirements.

Owner Control

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not Fidelity Security, would be considered the owner of the shares of the investment options. However, the IRS has indicated in rulings that investment decisions regarding the underlying investments must be made in the sole discretion of Fidelity Security and the manager of the underlying investments, no arrangement may exist between a contract owner and Fidelity Security regarding specific investments or investment objectives for the underlying investments and a contract owner may not communicate with the underlying investment manager or Fidelity Security regarding the selection, quality or rate of return of the underlying investments. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the Contract. It remains unclear to what extent under federal tax law owners are permitted to make transfers among the investment options or the number and type of investment options owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the Owner of the Contract, could be treated as the Owner of the investment portfolios.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax advisor prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. The IRS has also ruled that a partial exchange of an annuity contract, whereby a portion of an annuity contract is directly transferred into another annuity contract, would also quality as a non-taxable exchange. However, the IRS has expressed concern that partial exchanges could be used to avoid tax that would otherwise be imposed on withdrawals from an annuity contract. The IRS has indicated that pending issuance of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and a subsequent withdrawal from either of the annuity contracts within 24 months of the date of the partial exchange should result in the contracts being treated as a single contract for purposes of determining the tax treatment of the withdrawal. A contract owner may avoid this result by demonstrating that a life event such as disability, divorce or unemployment occurred between the partial exchange and the withdrawal and that the withdrawal was not contemplated at the time of the partial exchange. Due to continuing uncertainty in this area, Owners should consult their own tax advisors prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other Than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes resulting in the earnings on the money held in the Contract to be taxable to such owner currently. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax advisor before purchasing a Contract to be owned by a non-natural person.

Tax Treatment of Assignments

Any transfer, assignment or pledge of a Contract may be a taxable event. You should therefore consult competent tax advisers should you wish to transfer, assign or pledge your Contract.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits for use with a Qualified Contract may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for Qualified Contracts, and if the death benefits selected by you are considered to exceed such limits, the provision of such benefits could result in currently taxable income to the owners of the Qualified Contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account (contract) value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs), which may result in the immediate taxation of amounts held in the contract and the imposition of penalty taxes. You should consult your tax advisor regarding these features and benefits prior to purchasing a Contract.

Income Tax Withholding

All distributions or the portion thereof which is includible in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate. Taxable distributions made to nonresident aliens will generally be subject to a 30% withholding rate unless a lower tax treaty rate applies to such person.

When all or part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the Owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Certain distributions from retirement plans qualified under Code Section 401, Code Section 403(b) or from a Code Section 457 governmental plan, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in
gross  income  (i.e.  returns  of  after-tax  contributions);   or  d)  hardship
distributions. Participants should consult their own tax counsel or other tax advisor regarding withholding requirements.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract Value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract Owner) for payment of the adviser's fee and the fee must actually be paid from the annuity contract to the adviser. Withdrawals from Non-Qualified Contracts for the payment of investment adviser fees will be considered taxable distributions from the Contract.

Delayed Annuity Payments

Although there is no guidance in the Federal tax law as to when annuity payments must commence under a non-qualified contract, the Internal Revenue Service could take the position that if annuity payments do not begin or are not scheduled to begin until an advanced age, such as after age 85, then the contract should not be treated as an annuity contract for Federal tax purposes. If such was to occur, then the income under the Contract could become currently taxable to the Owner.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless the Company specifically consents to be bound. Owners, Annuitants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

A.       Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

B.       Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Regulations have been proposed relating to tax-sheltered annuities which would require certain material changes to such contracts including, among others, the requirement of a written plan document and restrictions on transfers between tax- sheltered annuity contracts. The Internal Revenue Service has indicated that these proposed regulations will not be effective prior to 2007. Owners of tax-sheltered annuity contracts should consult their tax advisor to determine the effect of these proposed regulations on their contracts.

         Roth IRAs

Section 408A of the Code provides that certain individuals may purchase a type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are not deductible from taxable income.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, certain eligible individuals may make a rollover contribution from a non-Roth IRA to a Roth IRA. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

C.       Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

D.   Government And Tax-Exempt Organization's Deferred Compensation Plan Under
     Section 457

Employees and independent contractors performing services for state and local governments and other tax-exempt organizations may participate in Deferred Compensation Plans under Section 457 of the Code. The amounts deferred under a Plan which meets the requirements of Section 457 of the Code are not taxable as income to the participant until paid or otherwise made available to the participant or beneficiary. There are limitations on the maximum amount which may be deferred in any one year and in limited circumstances, the plan may provide for additional catch-up contributions. Furthermore, the Code provides additional requirements and restrictions regarding eligibility and distributions.

In general, distributions from a Plan are prohibited under Section 457 of the Code unless made after the participating employee:

o        attains the age 70 1/2,
o        has a severance from employment,
o        dies, or
o        suffers an unforeseeable financial emergency as defined in the Code.


Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) (Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code.)

The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified (unless under permitted exceptions) before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception plus interest for the tax years in which the exception was used. The 10% penalty also applies to a distribution from a Code Section 457 governmental plan if the distribution is attributable to an amount transferred to the Code
Section 457 plan from an IRA, 403(b), pension or profit sharing plan unless one of the exceptions above applies.

Required Distributions

Generally, distributions from a qualified plan must begin no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the owner.

The Internal Revenue Service has issued regulations regarding required minimum distributions from qualified plans. One of these regulations, which became effective January 1, 2006, requires that the annuity contract value used to determine required minimum distributions may under certain circumstances include the actuarial value of other benefits under the contract, such as optional or additional death or disability benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the affect of these new regulations with your tax advisor. If you are required to take distributions from your qualified plan, you should consult with your qualified plan sponsor and tax advisor to determine that your distributions comply with these rules.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) has a severance from employment; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract Value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect transfers between Tax-Sheltered Annuity Plans. Owners should consult their own tax counsel or other tax advisor regarding any distributions.

Hurricane Victims Tax Relief

Recent tax law changes have been made regarding Qualified Contracts to provide victims of Hurricanes Katrina, Rita and Wilma with special tax relief for certain periods of time related to the tax treatment of withdrawals, the 10% penalty tax, recontribution of certain withdrawal amounts and the limitations applicable to loan amounts and repayments. Persons eligible for the special tax treatment are generally those whose principal residence was in the designated hurricane disaster area and who sustained an economic loss from the applicable hurricane. Owners should consult their own tax advisors regarding their eligibility for this tax relief.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount with the net investment results of the applicable investment option(s) of the Separate Account. At the annuity calculation date, the contract value in each investment option will be applied to the applicable annuity tables. The annuity table used will depend upon the annuity option chosen. The dollar amount of Annuity Payments after the first is determined as follows:

(1) the dollar amount of the first annuity payment is divided by the value of an annuity unit as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units remains fixed during the annuity payment period.

(2) the fixed number of annuity units per payment in each Subaccount is multiplied by the annuity unit value as of the annuity calculation date. This result is the dollar amount of the payment.

The total dollar amount of each variable annuity payment is the sum of all investment option variable annuity payments.

The Company determines the amount of variable annuity payments, including the first, no more than ten (10) business days prior to the payment date. The payment date must be the same day each month as the date selected for the annuity date, i.e. the first or the fifteenth.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity period which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value as of the annuity calculation date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table. Fixed annuity payments will remain level.

Annuity Unit

The value of an annuity unit for each investment option was arbitrarily set initially at $10. This was done when the first investment option shares were purchased. The investment option annuity unit value for any business day is determined by multiplying the investment option annuity unit value for the immediately preceding business day by the product of (a) the Net Investment Factor for the business day for which the annuity unit value is being calculated, and (b) 0.999919.

Net Investment Factor

The Net Investment Factor for any investment option for any business day is determined by dividing:

(a) the accumulation unit value as of the close of the current business day, by

(b) the accumulation unit value as of the close of the immediately preceding business day.

The Net Investment Factor may be greater or less than one, as the annuity unit value may increase or decrease.

Expense Guarantee

The Company guarantees that the dollar amount of each annuity payment after the first annuity payment will not be affected by variations in actual mortality or expense experience.

                              FINANCIAL STATEMENTS

The statutory basis financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.







                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                              Financial Statements

                           December 31, 2005 and 2004

     (With Report of Independent Registered Public Accounting Firm Thereon)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Contract Owners
Fidelity Security Life Insurance Company
FSL Separate Account M

and

The Board of Directors
Fidelity Security Life Insurance Company:


We have audited the accompanying statement of net assets of the Fidelity Security Life Insurance Company FSL Separate Account M (the Separate Account) (comprised of the individual subaccounts as indicated in note 1) as of December 31, 2005, the respective related statement of operations for the year then ended, statements of changes in net assets for the two-year period then ended, and the financial highlights for the four years then ended, except for those individual series operating for a portion of such periods as disclosed in the financial statements. These financial statements and financial highlights are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the year ended December 31, 2001 was audited by other auditors who expressed an unqualified opinion on those financial highlights in their report dated March 29, 2002.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2005 by correspondence with custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the accompanying financial statements and financial highlights referred to above present fairly, in all material respects, the respective financial positions of the subaccounts constituting the Separate Account at December 31, 2005, and the respective results of their operations for the year then ended, changes in their net assets for the two-year period then ended, and the financial highlights for the four years then ended, except for those operating for a portion of such periods as disclosed in the financial statements, in conformity with U.S. generally accepted accounting principles.


                                        (KPMG LLP)



Kansas City, Missouri
March 31, 2006

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Net Assets

                                December 31, 2005

                                          MFS VARIABLE INSURANCE TRUST                               FEDERATED INSURANCE SERVICES
                                  -----------------------------------------------           ----------------------------------------
                                     VIT         RESEARCH        NEW       TOTAL             MID CAP     PRIME     GOV'T     QUALITY
                                    VALUE      INTERNATIONAL  DISCOVERY    RETURN  SCUDDER  GROWTH II    MONEY   SECURITIES   BOND
                                  SERIES--IC    SERIES--SC      SERIES     SERIES   EQUITY  STRATEGIES  FUND II   FUND II    FUND II
                                  ----------    ----------      ------     ------   ------  ----------  -------   -------    -------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                  $2,551           --           --         --       --        --        --        --         --
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                      --        4,565           --         --       --        --        --        --         --
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                      --           --        2,119         --       --        --        --        --         --
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                     --           --           --     89,615       --        --        --        --         --
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                     --           --           --         --   61,030        --        --        --         --
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
     (cost $7,022)                      --           --           --         --       --     7,442        --        --         --
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                     --           --           --         --       --        --    31,428        --         --
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                      --           --           --         --       --        --        --     5,621         --
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                      --           --           --         --       --        --        --        --      7,856
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                     --           --           --         --       --        --        --        --         --
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                      --           --           --         --       --        --        --        --         --
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                      --           --           --         --       --        --        --        --         --
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                  --           --           --         --       --        --        --        --         --
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                     --           --           --         --       --        --        --        --         --
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                  --           --           --         --       --        --        --        --         --
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                    --           --           --         --       --        --        --        --         --
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                   --           --           --         --       --        --        --        --         --
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
       Total assets                  2,551        4,565        2,119     89,615   61,030     7,442    31,428     5,621      7,856
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
Liabilities:
 Accrued mortality and expense
  risk charges                           2            2            1         27       26         3        11         1          2
                                    ------       ------       ------     ------   ------    ------    ------    ------     ------
       Net assets                   $2,549        4,563        2,118     89,588   61,004     7,439    31,417     5,620      7,854
                                    ======       ======       ======     ======   ======    ======    ======    ======     ======

See accompanying notes to financial statements.

                                                     MORGAN STANLEY                           VAN KAMPEN
                                       ---------------------------------------------------     COMSTOCK
                                       U.S. REAL   INTERNATIONAL    MID CAP       EQUITY      LIFE INVEST
                                        ESTATE        MAGNUM I       VALUE        GROWTH         TRUST
                                       ---------     ---------     ---------     ---------     ---------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                     $      --            --            --            --            --
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                            --            --            --            --            --
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                            --            --            --            --            --
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                           --            --            --            --            --
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                           --            --            --            --            --
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
    (cost $7,022)                             --            --            --            --            --
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                           --            --            --            --            --
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                            --            --            --            --            --
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                            --            --            --            --            --
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                       17,707            --            --            --            --
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                            --         2,479            --            --            --
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                            --            --         6,353            --            --
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                        --            --            --     1,204,323            --
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                           --            --            --            --        37,528
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                        --            --            --            --            --
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                          --            --            --            --            --
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                         --            --            --            --            --
                                       ---------     ---------     ---------     ---------     ---------
        Total assets                      17,707         2,479         6,353     1,204,323        37,528
                                       ---------     ---------     ---------     ---------     ---------
Liabilities:
 Accrued mortality and
  expense risk charges                         6             1             2           446            12
                                       ---------     ---------     ---------     ---------     ---------
        Net assets                     $  17,701         2,478         6,351     1,203,877        37,516
                                       =========     =========     =========     =========     =========

                                                                   JANUS ASPEN
                                        LORD ABBETT    DREYFUS     INTERNATIONAL
                                         GROWTH &      EMERGING       GROWTH
                                          INCOME        LEADERS      PORTFOLIO       TOTAL
                                         ---------     ---------     ---------     ---------
Assets:
 Investments:
  MFS Value:
   205 shares at net asset
    value of $12.45 per share
     (cost $2,434)                              --            --            --         2,551
  MFS Research International:
   386 shares at net asset
    value of $11.83 per share
     (cost $4,057)                              --            --            --         4,565
  MFS New Discovery:
   137 shares at net asset
    value of $15.45 per share
     (cost $1,901)                              --            --            --         2,119
  MFS Total Return:
   4,371 shares at net asset
    value of $20.50 per share
     (cost $89,582)                             --            --            --        89,615
  Scudder Equity:
   4,655 shares at net asset
    value of $13.11 per share
     (cost $58,231)                             --            --            --        61,030
  Fed Mid Cap Gr Strat Fund II:
   314 shares at net asset
    value of $23.69 per share
    (cost $7,022)                               --            --            --         7,442
  Federated Prime Money Fund II:
   31,428 shares at net asset
    value of $1.00 per share
     (cost $31,428)                             --            --            --        31,428
  Federated US Govt Securities II:
   495 shares at net asset
    value of $11.36 per share
     (cost $5,601)                              --            --            --         5,621
  Federated Quality Bond:
   695 shares at net asset
    value of $11.30 per share
     (cost $7,855)                              --            --            --         7,856
  MS US Real Estate:
   767 shares at net asset
    value of $23.08 per share
     (cost $16,488)                             --            --            --        17,707
  MS International Magnum:
   200 shares at net asset
    value of $12.38 per share
     (cost $2,229)                              --            --            --         2,479
  MS Mid Cap:
   339 shares at net asset
    value of $18.75 per share
     (cost $6,023)                              --            --            --         6,353
  MS Equity Growth:
   76,079 shares at net asset
    value of $15.83 per share
     (cost $1,079,920)                          --            --            --     1,204,323
  Van Kampen Comstock:
   2,741 shares at net asset
    value of $13.69 per share
     (cost $36,291)                             --            --            --        37,528
  Lord Abbett Growth:
   48,991 shares at net asset
    value of $26.16 per share
     (cost $1,314,281)                   1,281,602            --            --     1,281,602
  Dreyfus Emerging Leaders:
   37,964 shares at net asset
    value of $22.94 per share
     (cost $842,855)                            --       870,890            --       870,890
  Janus Aspen International:
   Growth Portfolio:
    22,453 shares at net asset
     value of $35.53 per share
      (cost $417,716)                           --            --       797,747       797,747
                                         ---------     ---------     ---------     ---------
        Total assets                     1,281,602       870,890       797,747     4,430,856
                                         ---------     ---------     ---------     ---------
Liabilities:
 Accrued mortality and
  expense risk charges                       2,600           309           281         3,732
                                         ---------     ---------     ---------     ---------
        Net assets                       1,279,002       870,581       797,466     4,427,124
                                         =========     =========     =========     =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                             Statement of Operations

                          Year ended December 31, 2005

                                                MFS VARIABLE INSURANCE TRUST
                                       ----------------------------------------------
                                          VIT         RESEARCH      NEW        TOTAL
                                         VALUE      INTERNATIONAL DISCOVERY   RETURN      SCUDDER
                                       SERIES--IC    SERIES--SC    SERIES      SERIES      EQUITY
                                       ----------    ----------    ------      ------      ------
Investment income:
 Investment income
  distributions from underlying
   mutual funds                        $   16            24            --          --         687
 Mortality and expense
  charges and administrative
   charges                                 23            28            16         319         727
                                       ------        ------        ------      ------      ------
    Net investment income (loss)           (7)           (4)          (16)       (319)        (40)
                                       ------        ------        ------      ------      ------
Realized gains (losses) on
 investments:
 Capital gain distributions                58            65            --          --          --
 Realized gain (loss) on sale
  of fund shares                            1             4             1           6          39
                                       ------        ------        ------      ------      ------
    Total realized gains
     (losses) on investments               59            69             1           6          39
                                       ------        ------        ------      ------      ------
 Change in unrealized depreciation
  on investments                          118           509           219          33       2,800
                                       ------        ------        ------      ------      ------
    Increase (decrease) in net
     assets from operations            $  170           574           204        (280)      2,799
                                       ======        ======        ======      ======      ======


                                             FEDERATED INSURANCE SERVICES
                                       -------------------------------------------
                                        MID CAP     PRIME        GOVT      QUALITY
                                       GROWTH II    MONEY     SECURITIES    BOND
                                       STRATEGIES  FUND II     FUND II     FUND II
                                       ----------  -------     -------     -------
Investment income:
 Investment income
  distributions from underlying
   mutual funds                            --         601          --          --
 Mortality and expense
  charges and administrative
   charges                                  7         765          25          28
                                       ------      ------      ------      ------
    Net investment income (loss)           (7)       (164)        (25)        (28)
                                       ------      ------      ------      ------
Realized gains (losses) on
 investments:
 Capital gain distributions                --          --          --          --
 Realized gain (loss) on sale
  of fund shares                           39          --          --          --
                                       ------      ------      ------      ------
    Total realized gains
     (losses) on investments               39          --          --          --
                                       ------      ------      ------      ------
 Change in unrealized depreciation
  on investments                          421          --          19           1
                                       ------      ------      ------      ------
    Increase (decrease) in net
     assets from operations               453        (164)         (6)        (27)
                                       ======      ======      ======      ======


See accompanying notes to financial statements.

                                                                           MORGAN STANLEY
                                                         ----------------------------------------------------

                                                          US REAL     INTERNATIONAL   MID CAP        EQUITY
                                                          ESTATE         MAGNUM        VALUE         GROWTH
                                                         ---------     ---------     ---------      ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                           $     179            24            13              4
 Mortality and expense charges
  and administrative charges                                   167            19            43         18,316
                                                         ---------     ---------     ---------      ---------
   Net investment income (loss)                                 12             5           (30)       (18,312)
                                                         ---------     ---------     ---------      ---------
Realized gains (losses) on investments:
 Capital gain distributions                                    395            --            55             --
 Realized gain (loss) on sale of fund shares                    25             2            40          9,853
                                                         ---------     ---------     ---------      ---------
   Total realized gains (losses) on investments                420             2            95          9,853
                                                         ---------     ---------     ---------      ---------
 Change in unrealized depreciation on investments            1,220           250           330        124,405
                                                         ---------     ---------     ---------      ---------
   Increase (decrease) in net assets from operations     $   1,652           257           395        115,946
                                                         =========     =========     =========      =========


                                                         VAN KAMPEN                                   JANUS ASPEN
                                                          COMSTOCK      LORD ABBETT      DREYFUS     INTERNATIONAL
                                                         LIFE INVEST     GROWTH &        EMERGING        GROWTH
                                                            TRUST         INCOME         LEADERS       PORTFOLIO
                                                          ---------      ---------      ---------      ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                                   93         12,512             --          8,416
 Mortality and expense charges
  and administrative charges                                    193         14,463         14,607         11,021
                                                          ---------      ---------      ---------      ---------
   Net investment income (loss)                                (100)        (1,951)       (14,607)        (2,605)
                                                          ---------      ---------      ---------      ---------
Realized gains (losses) on investments:
 Capital gain distributions                                     254         76,447             --             --
 Realized gain (loss) on sale of fund shares                   (107)           560          1,146         45,585
                                                          ---------      ---------      ---------      ---------
   Total realized gains (losses) on investments                 147         77,007          1,146         45,585
                                                          ---------      ---------      ---------      ---------
 Change in unrealized depreciation on investments             1,238        (32,678)        28,036        150,036
                                                          ---------      ---------      ---------      ---------
   Increase (decrease) in net assets from operations          1,285         42,378         14,575        193,016
                                                          =========      =========      =========      =========

See accompanying notes to financial statements.

                                                                   INVESTORS MARK SERIES FUND, INC.
                                                         ------------------------------------------------------
                                                         GROWTH &      LARGE CAP       SMALL CAP       MONEY
                                                          INCOME         GROWTH         EQUITY         MARKET
                                                         PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO       TOTAL
                                                         ---------      ---------      ---------      ---------     ---------
Investment income:
 Investment income distributions
  from underlying mutual funds                              20,391      $   8,872             --            984        52,816
 Mortality and expense charges
  and administrative charges                                    --             --             --             --        60,767
                                                         ---------      ---------      ---------      ---------     ---------
   Net investment income (loss)                             20,391          8,872             --            984        (7,951)
                                                         ---------      ---------      ---------      ---------     ---------
Realized gains (losses) on investments:
 Capital gain distributions                                253,518             --             --             --       330,792
                                                                                                                    ---------
 Realized gain (loss) on sale of fund shares              (114,068)      (550,666)        46,546             --      (560,994)
                                                         ---------      ---------      ---------      ---------     ---------
   Total realized gains (losses) on investments            139,450       (550,666)        46,546             --      (230,202)
                                                         ---------      ---------      ---------      ---------     ---------
 Change in unrealized depreciation on investments         (201,470)       493,294        (79,309)            --       489,472
                                                         ---------      ---------      ---------      ---------     ---------
   Increase (decrease) in net assets from operations       (41,629)     $ (48,500)       (32,763)           984       251,319
                                                         =========      =========      =========      =========     =========

See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2005


                                                            MFS VARIABLE INSURANCE TRUST
                                                --------------------------------------------------
                                                   VIT        RESEARCH        NEW         TOTAL
                                                  VALUE     INTERNATIONAL   DISCOVERY     RETURN
                                                SERIES--IC   SERIES--SC      SERIES       SERIES
                                                ----------  -------------  ----------   ----------
Operations:
  Investment income (loss)--net                 $       (7)          (4)          (16)        (319)
  Net realized gains (losses) on investments            59           69             1            6
  Net change in unrealized appreciation
    (depreciation) on investments                      118          509           219           33
                                                ----------   ----------    ----------   ----------
         Net increase (decrease) in net assets
           from operations                             170          574           204         (280)
                                                ----------   ----------    ----------   ----------
Payments and withdrawals:
  Premium transfers in                                  --           --            --            5
  Transfers out from contract-related
    transactions                                        12           --            19           --
  Transfers between separate account
    investment portfolios                            2,365        3,990         1,894       89,863
  Policy loan transfers                                 --           --            --           --
  Other transfers                                        2           (1)            1           --
                                                ----------   ----------    ----------   ----------
         Payments and withdrawals                    2,379        3,989         1,914       89,868
                                                ----------   ----------    ----------   ----------
         Increase (decrease) in net assets           2,549        4,563         2,118       89,588
Beginning of year net assets                            --           --            --           --
                                                ----------   ----------    ----------   ----------
End of year net assets                          $    2,549        4,563         2,118       89,588
                                                ==========   ==========    ==========   ==========



                                                                 FEDERATED INSURANCE SERVICES
                                                              --------------------------------------------------
                                                               MID CAP       PRIME        GOVT
                                                  SCUDDER     GROWTH II      MONEY      SECURITIES  QUALITY BOND
                                                   EQUITY     STRATEGIES    FUND II      FUND II      FUND II
                                                 ----------   ----------   ----------   ----------  ------------
Operations:
  Investment income (loss)--net                         (40)          (7)        (164)         (25)         (28)
  Net realized gains (losses) on investments             39           39           --           --           --
  Net change in unrealized appreciation
    (depreciation) on investments                     2,800          421           --           19            1
                                                 ----------   ----------   ----------   ----------   ----------
         Net increase (decrease) in net assets
           from operations                            2,799          453         (164)          (6)         (27)
                                                 ----------   ----------   ----------   ----------   ----------
Payments and withdrawals:
  Premium transfers in                                1,524          903        1,025        1,874            3
  Transfers out from contract-related
    transactions                                         --           --       (1,668)          --           --
  Transfers between separate account
    investment portfolios                            56,682        6,084       32,225        3,752        7,878
  Policy loan transfers                                  --           --           --           --           --
  Other transfers                                        (1)          (1)          (1)          --           --
                                                 ----------   ----------   ----------   ----------   ----------
         Payments and withdrawals                    58,205        6,986       31,581        5,626        7,881
                                                 ----------   ----------   ----------   ----------   ----------
         Increase (decrease) in net assets           61,004        7,439       31,417        5,620        7,854
Beginning of year net assets                             --           --           --           --           --
                                                 ----------   ----------   ----------   ----------   ----------
End of year net assets                               61,004        7,439       31,417        5,620        7,854
                                                 ==========   ==========   ==========   ==========   ==========



See accompanying notes to financial statements.

                                                                                            MORGAN STANLEY
                                                                       -------------------------------------------------------
                                                                         US REAL    INTERNATIONAL    MID CAP         EQUITY
                                                                          ESTATE       MAGNUM         VALUE          GROWTH
                                                                       ------------ -------------  ------------   ------------
Operations:
  Investment income (loss)--net                                        $         12             5           (30)       (18,312)
  Net realized gains (losses) on investments                                    420             2            95          9,853
  Net change in unrealized appreciation (depreciation) on investments         1,220           250           330        124,405
                                                                       ------------  ------------  ------------   ------------
         Net increase (decrease) in net assets from operations                1,652           257           395        115,946
                                                                       ------------  ------------  ------------   ------------
Payments and withdrawals:
  Premium transfers in                                                           75           336           196         39,562
  Transfers out from contract-related transactions                               --            --            --        (95,235)
  Transfers between separate account investment portfolios                   15,974         1,885         5,760      1,144,419
  Policy loan transfers                                                          --            --            --           (815)
  Other transfers                                                                --            --            --             --
                                                                       ------------  ------------  ------------   ------------
         Payments and withdrawals                                            16,049         2,221         5,956      1,087,931
                                                                       ------------  ------------  ------------   ------------
         Increase (decrease) in net assets                                   17,701         2,478         6,351      1,203,877
Beginning of year net assets                                                     --            --            --             --
                                                                       ------------  ------------  ------------   ------------
End of year net assets                                                 $     17,701         2,478         6,351      1,203,877
                                                                       ============  ============  ============   ============


                                                                         VAN KAMPEN                                   JANUS ASPEN
                                                                          COMSTOCK      LORD ABBETT      DREYFUS     INTERNATIONAL
                                                                         LIFE INVEST      GROWTH &       EMERGING       GROWTH
                                                                            TRUST          INCOME         LEADERS      PORTFOLIO
                                                                         ------------   ------------   ------------  -------------
Operations:
  Investment income (loss)--net                                                  (100)        (1,951)       (14,607)        (2,605)
  Net realized gains (losses) on investments                                      147         77,007          1,146         45,585
  Net change in unrealized appreciation (depreciation) on investments           1,238        (32,678)        28,036        150,036
                                                                         ------------   ------------   ------------   ------------
         Net increase (decrease) in net assets from operations                  1,285         42,378         14,575        193,016
                                                                         ------------   ------------   ------------   ------------
Payments and withdrawals:
  Premium transfers in                                                          1,585         36,674         20,426         24,904
  Transfers out from contract-related transactions                                (76)       (77,973)       (20,552)       (42,729)
  Transfers between separate account investment portfolios                     34,722      1,277,888        857,177          7,682
  Policy loan transfers                                                            --             35         (1,045)           110
  Other transfers                                                                  --             --             --             --
                                                                         ------------   ------------   ------------   ------------
         Payments and withdrawals                                              36,231      1,236,624        856,006        (10,033)
                                                                         ------------   ------------   ------------   ------------
         Increase (decrease) in net assets                                     37,516      1,279,002        870,581        182,983
Beginning of year net assets                                                       --             --             --        614,483
                                                                         ------------   ------------   ------------   ------------
End of year net assets                                                         37,516      1,279,002        870,581        797,466
                                                                         ============   ============   ============   ============



See accompanying notes to financial statements.

                                                      INVESTORS MARK SERIES FUND, INC.
                                      --------------------------------------------------------------
                                       GROWTH &         LARGE CAP        SMALL CAP         MONEY
                                        INCOME            GROWTH           EQUITY          MARKET
                                       PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO          TOTAL
                                      -----------      -----------      -----------      -----------      -----------
Operations:
  Investment income (loss)--net            20,391      $     8,872               --              984           (7,951)
  Net realized gains (losses)
   on investments                         139,450         (550,666)          46,546               --         (230,202)
  Net change in unrealized
   appreciation (depreciation)
   on investments                        (201,470)         493,294          (79,309)              --          489,472
                                      -----------      -----------      -----------      -----------      -----------
       Net increase (decrease)
        in net assets from
        operations                        (41,629)         (48,500)         (32,763)             984          251,319
                                      -----------      -----------      -----------      -----------      -----------
Payments and withdrawals:
  Premium transfers in                     49,357           57,208           28,753            3,179          267,589
  Transfers out from
   contract-related transactions           (3,919)          11,804          (23,240)          (6,023)        (259,580)
  Transfers between separate
   account investment portfolios       (1,355,732)      (1,313,977)        (898,805)         (93,152)        (111,426)
  Policy loan transfers                        77              137               77               --           (1,424)
  Other transfers                              --               --               --               --               (1)
                                      -----------      -----------      -----------      -----------      -----------
       Payments and withdrawals        (1,310,217)      (1,244,828)        (893,215)         (95,996)        (104,842)
                                      -----------      -----------      -----------      -----------      -----------
       Increase (decrease) in net
        assets                         (1,351,846)      (1,293,328)        (925,978)         (95,012)         146,477
Beginning of year net assets            1,351,846        1,293,328          925,978           95,012        4,280,647
                                      -----------      -----------      -----------      -----------      -----------
End of year net assets                         --      $        --               --               --        4,427,124
                                      ===========      ===========      ===========      ===========      ===========


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                       Statement of Changes in Net Assets

                          Year ended December 31, 2004


                                                    INVESTORS MARK SERIES FUND, INC.
                                   --------------------------------------------------------------
                                                                                                      JANUS ASPEN
                                     GROWTH &        LARGE CAP        SMALL CAP          MONEY       INTERNATIONAL
                                     INCOME           GROWTH            EQUITY           MARKET        GROWTH
                                    PORTFOLIO        PORTFOLIO        PORTFOLIO        PORTFOLIO       PORTFOLIO           TOTAL
                                   -----------      -----------      -----------      -----------    -------------      -----------
Operations:
  Investment loss--net             $   (15,713)         (15,368)          (9,533)            (512)          (4,416)         (45,542)
  Net realized gains (losses)
   on investments                        7,839         (104,329)         (54,801)              --           17,422         (133,869)
  Net change in unrealized
   appreciation on investments         144,276           77,917          144,595              275           78,565          445,628
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Net increase (decrease) in
      net assets from operations       136,402          (41,780)          80,261             (237)          91,571          266,217
                                   -----------      -----------      -----------      -----------      -----------      -----------
Payments and withdrawals:
  Premium transfers in                 101,391          121,276           67,150            7,585           11,982          309,384
  Annuity benefits transfers and
   surrenders                          (99,471)         (53,161)         (58,008)          (4,001)          (6,195)        (220,836)
  Policy loan transfers                 (1,846)            (623)          (1,491)              --             (486)          (4,446)
  Other transfers                       36,610          (41,613)          (7,258)            (395)         (13,756)         (26,412)
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Payments and withdrawals           36,684           25,879              393            3,189           (8,455)          57,690
                                   -----------      -----------      -----------      -----------      -----------      -----------
     Increase (decrease) in net
      assets                           173,086          (15,901)          80,654            2,952           83,116          323,907
Beginning of year net assets         1,178,760        1,309,229          845,324           92,060          531,367        3,956,740
                                   -----------      -----------      -----------      -----------      -----------      -----------
End of year net assets             $ 1,351,846        1,293,328          925,978           95,012          614,483        4,280,647
                                   ===========      ===========      ===========      ===========      ===========      ===========


See accompanying notes to financial statements.

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(1)    ORGANIZATION

       The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

       The Contract has 18 investment choices, 1 fixed account and 17 investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Dreyfus Investment Portfolios; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; Scudder (DWS) (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These options and their objectives are as follows:


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                   Seeks capital appreciation and reasonable income
  Research International Series--SC                      Seeks capital appreciation, with at least 65% in foreign companies
  New Discovery Series                                   Seeks capital appreciation
  Total Return Series                                    Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income
Scudder Equity Funds                                     Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite
                                                           Stock Price Index (the S&P 500 Index), which emphasizes stocks of large U.S. companies



                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
Federated Insurance Series:
  Mid Cap Growth Strategies II                           Seeks capital appreciation
  Prime Money Fund II                                    Seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed income securities
  Gov't Securities II                                    Seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities
  Quality Bond Fund II                                   Seeking to provide current income by investing in a diversified portfolio of investment-grade fixed income securities
Morgan Stanley:
  U.S. Real Estate                                       Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
  International Magnum I                                 Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries
  Mid Cap Value                                          Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
  Equity Growth                                          Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies
  Van Kampen Comstock Life Invest Trust                  Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks
  Lord Abbett Growth & Income                            The fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value
  Dreyfus Emerging Leaders                               Seeks capital appreciation, investing at least 80% in stocks of small companies (capitalizations under $2 billion at time of purchase)
  Janus Aspen International Growth Portfolio             Capital growth by investing in stocks of growing foreign companies



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The mapping of the transfer was approved by the SEC.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (A)    INVESTMENT VALUATION

              Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.

       (B)    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

              Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

       (C)    UNIT VALUATIONS

              Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

       (D)    FEDERAL INCOME TAX

              The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.



                                       14                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       (E)    RISKS AND UNCERTAINTIES

              Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

              o Financial Statements--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

              o Investments--The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.



                                       15                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



(3)    PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2005 and 2004 were as follows:



                                                                 2005
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                 $    2,455             22
  Research International Series--SC                         4,079             26
  New Discovery Series                                      1,914             15
  Total Return Series                                      89,869            292
Scudder Equity                                             58,894            701
Federated Insurance Services:
  Mid Cap Growth II Strategies                              7,466            483
  Prime Money Fund II                                      46,343         14,914
  US Gov't Securities II                                    5,625             23
  Quality Bond Fund II                                      7,881             26
Morgan Stanley:
  U.S. Real Estate                                         16,623            161
  International Magnum I                                    2,245             18
  Mid Cap Value                                             6,158            143
  Equity Growth                                         1,302,366        232,260
Van Kampen Comstock Life Invest Trust                      38,671          2,273
Lord Abbett Growth & Income                             1,385,390         70,969
Dreyfuss Emerging Leaders                                 907,001         65,006
Janus Aspen International Growth Portfolio                 62,303         94,993
Investor Mark Series Funds:
  Growth and Income                                            --      1,066,381
  Large Cap Growth                                         83,924      1,263,156
  Small Cap Equity                                         56,196        890,062
  Money Market                                              3,057         95,574
                                                       ----------     ----------
                                                       $4,088,460      3,797,498
                                                       ==========     ==========



                                       16                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                                                                 2004
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
Investor Mark Series Funds:
  Growth & Income Portfolio                            $  165,509        128,884
  Large Cap Growth Portfolio                              128,406        102,526
  Small Cap Equity Portfolio                               89,375         88,982
  Money Market Portfolio                                   21,699         17,476
Janus Aspen International Growth Portfolio                 51,280         54,473
                                                       ----------     ----------
                                                       $  456,269        392,341
                                                       ==========     ==========

(4)    EXPENSES AND RELATED PARTY TRANSACTIONS

       Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

       o      Lump-Sum Payments--0.90%, on an annual basis.

       o Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

       This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

       A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


                                                                           SURRENDER CHARGE
             NUMBER OF COMPLETE YEARS FROM                    ----------------------------------------
              RECEIPT OF PURCHASE PAYMENTS                        EASY-PAY              LUMP-SUM
----------------------------------------------------------    -----------------    -------------------
                         0 -- 1                                               6%                     7%
                           1                                                  6                      6
                           2                                                  6                      5
                           3                                                  5                      4
                           4                                                  5                      3
                           5                                                  4                      2
                           6                                                  3                      1
                           7                                                  2                     --
                           8                                                  2                     --
                           9                                                  1                     --
                   10 and thereafter                                         --                     --



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       There were no significant surrender charges deducted during 2005 or 2004.

       The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)    CHANGE IN UNITS OUTSTANDING

       The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                      2005
                                               -----------------------------------------------------
                                                   UNITS              UNITS            NET INCREASE
                                                   ISSUED            REDEEMED           (DECREASE)
                                               --------------     --------------      --------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                    242                 --                 242
  Research International Series--SC                       379                 --                 379
  New Discovery Series                                    204                 --                 204
  Total Return Series                                   9,473                (14)              9,459
Scudder Equity                                          5,933                (23)              5,910
Federated Insurance Services:
  Mid Cap Growth II Strategies                            718                (43)                675
  Prime Money Fund II                                   3,322               (217)              3,105
  Gov't Securities II                                     565                 (7)                558
  Quality Bond Fund II                                    792                 (7)                785
Morgan Stanley:
  U.S. Real Estate                                      1,540                (10)              1,530
  International Magnum I                                  225                 --                 225
  Mid Cap Value                                           622                (49)                573
  Equity Growth                                       122,992            (17,902)            105,090
Van Kampen Comstock Life Invest Trust                   3,782                (63)              3,719
Lord Abbett Growth & Income                           132,229             (9,971)            122,258
Dreyfuss Emerging Leaders                              89,311             (6,622)             82,689
Janus Aspen International Growth Portfolio              3,284             (3,799)               (515)
Investor Mark Series Funds, Inc.:
  Growth & Income Portfolio                             4,495           (111,208)           (106,713)
  Large Cap Growth Portfolio                           12,922           (202,030)           (189,108)
  Small Cap Equity Portfolio                            3,927            (64,649)            (60,722)
  Money Market Portfolio                                  283             (9,013)             (8,730)
                                               --------------     --------------      --------------
        Total                                         397,240           (425,627)            (28,387)
                                               ==============     ==============      ==============



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                                        2004
                                                 -----------------------------------------------------
                                                     UNITS              UNITS            NET INCREASE
                                                     ISSUED            REDEEMED           (DECREASE)
                                                 --------------     --------------      --------------
Investors Mark Series Fund, Inc.:
  Growth & Income Portfolio                              15,089            (11,758)              3,331
  Large Cap Growth Portfolio                             20,728            (16,870)              3,858
  Small Cap Equity Portfolio                              7,176             (7,166)                 10
  Money Market Portfolio                                  1,956             (1,611)                345
  Janus Aspen International Growth Portfolio              3,307             (3,909)               (602)
                                                 --------------     --------------      --------------
        Total                                            48,256            (41,314)              6,942
                                                 ==============     ==============      ==============



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(6)    FINANCIAL HIGHLIGHTS

       A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 follows:



                                                     DECEMBER 31                                        YEAR ENDED DECEMBER 31
                                     -------------------------------------------               -------------------------------------
                                                 UNIT FAIR VALUE                   INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                    LOWEST TO                       INCOME       LOWEST TO            LOWEST TO
                                      UNITS          HIGHEST       NET ASSETS        RATIO         HIGHEST              HIGHEST
                                     -------     ---------------  --------------   ----------- ----------------   ------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC:
    2005                                 242      9.36 to 10.31         2,549           1.25    0.90% to 1.50%     (6.45)% to 3.15%
  Research International
    Series--SC:
    2005                                 379      9.96 to 12.06         4,563           1.05    0.90% to 1.50%     (0.36)% to 20.64%
  New Discovery Series:
    2005                                 204      8.49 to 10.46         2,118           0.00    0.90% to 1.50%     (15.08)% to 4.64%
  Total Return Series:
    2005                               9,459      9.06 to 10.04        89,588           0.00    0.90% to 1.50%     (9.41)% to 0.40%
Scudder Equity Investments:
    2005                               5,910      9.39 to 10.58        61,004           2.25    0.90% to 1.50%     (6.08)% to 5.76%
Federated Insurance Series:
  Mid Cap Growth Fund II
    Strategies:
    2005                                 675      9.31 to 11.35         7,439           0.00    0.90% to 1.50%     (6.87)% to 13.50%
  Prime Money Fund II:
    2005                               3,105      10.00 to 10.73       31,417           3.83    0.90% to 1.50%     (0.01)% to 7.25%
  Gov't Securities II:
    2005                                 558      9.87 to 10.19         5,620           0.00    0.90% to 1.50%     (1.29)% to 1.86%
  Quality Bond Fund II:
    2005                                 785      9.84 to 10.13         7,854           0.00    0.90% to 1.50%     (1.57)% to 1.31%
Morgan Stanley:
  U. S. Real Estate:
    2005                               1,530      9.21 to 11.71        17,701           2.02    0.90% to 1.50%     (7.91)% to 17.14%
  International Magnum:
    2005                                 225      9.55 to 11.10         2,478           1.94    0.90% to 1.50%     (4.52)% to 10.97%
  Mid Cap Value:
    2005                                 573      7.27 to 11.27         6,351           0.41    0.90% to 1.50%    (27.34)% to 12.59%
  Equity Growth:
    2005                             105,090      8.97 to 11.82     1,203,877           0.00    0.90% to 1.50%    (10.28)% to 18.20%
Van Kampen Comstock Life Invest
  Trust:
    2005                               3,719      9.58 to 10.47        37,516           0.50    0.90% to 1.50%     (4.22)% to 4.74%
Lord Abbett Growth & Income:
    2005                             122,258      9.78 to 10.60     1,279,002           1.95    0.90% to 1.50%     (2.16)% to 6.01%
Dreyfus Emerging Leaders:
    2005                              82,689      9.58 to 10.82       870,581           0.00    0.90% to 1.50%     (4.21)% to 8.24%




                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                   DECEMBER 31                                      YEAR ENDED DECEMBER 31
                                   -------------------------------------------               --------------------------------------
                                               UNIT FAIR VALUE                  INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                  LOWEST TO                       INCOME        LOWEST TO           LOWEST TO
                                    UNITS          HIGHEST          NET ASSETS     RATIO         HIGHEST             HIGHEST
                                   -------     ----------------     ----------  -----------  ---------------   --------------------
Janus Aspen International
  Growth Portfolio:
   2005                             36,118      15.90 to 22.15         797,466         1.19   0.90% to 1.50%    (4.59)% to 31.44%
   2004                             36,633      12.94 to 16.85         614,483         0.86   0.90% to 1.50%     14.66% to 15.17%
   2003                             37,235      9.61 to 14.30          531,368         0.99   0.90% to 1.50%    (5.42)% to 41.48%
Investors Mark Series Fund,
  Inc.:
  Growth & Income Portfolio:
   2005                                 --            --                    --         0.00          --                  --
   2004                            106,713       10.72 to 12.93      1,351,846         0.02   0.90% to 1.50%      9.84% to 10.38%
   2003                            103,382       7.72 to 11.58       1,178,760         0.74   0.90% to 1.50%    (14.52)% to 32.19%
   2002                             97,415       8.68 to 8.87          857,629         0.72   0.90% to 1.50%   (19.75)% to (19.27)%
   2001                            101,905       10.78 to 10.95      1,111,200         0.52   0.90% to 1.50%    (7.98)% to (7.43)%
  Large Cap Growth Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                            189,108        6.09 to 7.41       1,293,328         0.00   0.90% to 1.50%    (2.92)% to (3.54)%
   2003                            185,250        5.10 to 7.16       1,309,229         0.09   0.90% to 1.50%    (11.84)% to 27.24%
   2002                            175,697        5.57 to 5.69         993,115         0.00   0.90% to 1.50%   (30.09)% to (29.68)%
   2001                            161,175        7.90 to 8.03       1,288,434         0.00   0.90% to 1.50%   (25.69)% to (25.24)%
  Small Cap Equity Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                             60,722      11.73 to 15.70         925,978         0.00   0.90% to 1.50%      8.43% to 8.98%
   2003                             60,712      8.49 to 14.15          845,324         0.00   0.90% to 1.50%    (15.85)% to 45.15%
   2002                             60,804       9.63 to 9.84          594,387         0.00   0.90% to 1.50%   (25.03)% to (24.58)%
   2001                             59,053      13.00 to 13.20         776,550         0.00   0.90% to 1.50%   (11.07)% to (10.54)%
  Money Market Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                              8,730      10.71 to 11.08          95,012         0.80   0.90% to 1.50%     (.60)% to (.66)%
   2003                              8,385      10.32 to 11.10          92,060         0.16   0.90% to 1.50%     (8.14)% to 1.16%
   2002                             21,112      10.86 to 11.10         233,438         1.15   0.90% to 1.50%     (.17)% to (.42)%
   2001                             18,333      10.87 to 11.04         202,015         3.53   0.90% to 1.50%      2.23% to 2.84%
Berger Institutional Products
  Trust-IPT International Fund:
   2005                                 --            --                    --         0.00         --                  --
   2004                                 --            --                    --         0.00         --                  --
   2003                                 --            --                    --         0.00         --                  --
   2002                             66,218       6.67 to 6.81          448,533         3.88   0.90% to 1.50%   (22.31)% to (21.85)%
   2001                             63,426       8.60 to 8.73          551,715         1.05   0.90% to 1.50%   (21.46)% to (20.99)%


       * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

       *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



                                       22                            (Continued)







                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(1)    ORGANIZATION

       The FSL Separate Account M (the Separate Account), marketed as FSL Flexible Premium Variable Annuity (the Contract), is a segregated investment account of Fidelity Security Life Insurance Company (the Company). The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Separate Account was established by the Company on May 14, 1999 and commenced operations on May 20, 1999. All deposits received by the Separate Account are invested in one or more of the investment options, as listed below, in accordance with the selection made by the contract owner.

       The Contract has 18 investment choices, 1 fixed account and 17 investment options. The fixed account is part of the general assets of the Company and provides an investment rate guaranteed by the Company. The 17 investment options available are portfolios of MFS Variable Insurance Trust; Dreyfus Investment Portfolios; Lord Abbett Series Fund, Inc.; Federated Investors Insurance Series; Scudder (DWS) (VIT) Funds; Morgan Stanley Funds, Inc.; Van Kampen Life Investment Trust; and Janus Aspen Series Portfolio. Collectively, the 17 investment options constitute the assets of the Separate Account. These options and their objectives are as follows:


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                   Seeks capital appreciation and reasonable income
  Research International Series--SC                      Seeks capital appreciation, with at least 65% in foreign companies
  New Discovery Series                                   Seeks capital appreciation
  Total Return Series                                    Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income
Scudder Equity Funds                                     Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poors 500 Composite
                                                           Stock Price Index (the S&P 500 Index), which emphasizes stocks of large U.S. companies



                                       12                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                        FUND                                                         FUND OBJECTIVE
-----------------------------------------------------    ----------------------------------------------------------------------
Federated Insurance Series:
  Mid Cap Growth Strategies II                           Seeks capital appreciation
  Prime Money Fund II                                    Seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality fixed income securities
  Gov't Securities II                                    Seeking to provide current income by investing primarily in a diversified portfolio of U.S. government securities
  Quality Bond Fund II                                   Seeking to provide current income by investing in a diversified portfolio of investment-grade fixed income securities
Morgan Stanley:
  U.S. Real Estate                                       Seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts
  International Magnum I                                 Seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers domiciled in EAFE countries
  Mid Cap Value                                          Seeks above-average total return over a market cycle of three to five years by investing in common stocks and other equity securities
  Equity Growth                                          Seeks long-term capital appreciation by investing primarily in growth oriented equity securities of large capitalization companies
  Van Kampen Comstock Life Invest Trust                  Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks, and securities convertible into common and preferred stocks
  Lord Abbett Growth & Income                            The fund's investment objective is long-term growth of capital and income without excessive fluctuations in market value
  Dreyfus Emerging Leaders                               Seeks capital appreciation, investing at least 80% in stocks of small companies (capitalizations under $2 billion at time of purchase)
  Janus Aspen International Growth Portfolio             Capital growth by investing in stocks of growing foreign companies



                                       13                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       In July 2005, the assets invested in Investor Mark Series Money Market, Growth & Income, Growth, and Small Cap funds were transferred to Federated Prime Money Fund II, Lord Abbett Growth & Income, Morgan Stanley Equity Growth, and Dreyfus Emerging Leaders funds, respectively. The mapping of the transfer was approved by the SEC.

(2)    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

       (A)    INVESTMENT VALUATION

              Investments in mutual fund shares are carried in the statements of net assets at the net asset value of the underlying mutual fund.

       (B)    SECURITIES TRANSACTIONS AND INVESTMENT INCOME

              Securities transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date. The cost of investments sold and the corresponding capital gains and losses are determined on a specific identification basis. Interest and dividend income and capital gains distributions paid by the funds to the Separate Account are reinvested in additional shares of each respective subaccount and are allocated to the contracts on each valuation date based on each individual annuity contract's pro rata share of the net assets of the investment option as of the beginning of the valuation date.

       (C)    UNIT VALUATIONS

              Investments are tracked using an accumulation unit. Contract owners may elect to own lump-sum units or easy-pay units depending on the payment plan selected (see note 4). Every business day, the value of the accumulation unit is determined after the New York Stock Exchange closes. The value is determined by computing the change in the published net asset value for the investment option from the previous day to the current business day; subtracting any charges, including the product expense charge and any taxes; and multiplying the previous business day's accumulation unit value by this result.

       (D)    FEDERAL INCOME TAX

              The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Separate Account, including its portfolios, are part of the total operations of the Company and are not taxed as a separate entity. Under federal income tax law, net investment income and realized gains (losses) are retained in the Separate Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.



                                       14                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       (E)    RISKS AND UNCERTAINTIES

              Certain risks and uncertainties are inherent to the Separate Account's day-to-day operations and to the process of preparing its financial statements. The more significant of those risks and uncertainties, as well as the Separate Account's method for mitigating the risks, are presented below and throughout the notes to the financial statements.

              o Financial Statements--The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

              o Investments--The Separate Account is exposed to risks that issuers of securities owned will default or that interest rates will change and cause a decrease in the value of the investments. Management mitigates these risks by offering the investor a variety of investment options, fund prospectuses, quarterly personal investment statements, and annual financial statements.



                                       15                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



(3)    PURCHASES AND SALES OF INVESTMENTS

       The cost of purchases and proceeds from sales of investment options for the years ended December 31, 2005 and 2004 were as follows:



                                                                 2005
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                 $    2,455             22
  Research International Series--SC                         4,079             26
  New Discovery Series                                      1,914             15
  Total Return Series                                      89,869            292
Scudder Equity                                             58,894            701
Federated Insurance Services:
  Mid Cap Growth II Strategies                              7,466            483
  Prime Money Fund II                                      46,343         14,914
  US Gov't Securities II                                    5,625             23
  Quality Bond Fund II                                      7,881             26
Morgan Stanley:
  U.S. Real Estate                                         16,623            161
  International Magnum I                                    2,245             18
  Mid Cap Value                                             6,158            143
  Equity Growth                                         1,302,366        232,260
Van Kampen Comstock Life Invest Trust                      38,671          2,273
Lord Abbett Growth & Income                             1,385,390         70,969
Dreyfuss Emerging Leaders                                 907,001         65,006
Janus Aspen International Growth Portfolio                 62,303         94,993
Investor Mark Series Funds:
  Growth and Income                                            --      1,066,381
  Large Cap Growth                                         83,924      1,263,156
  Small Cap Equity                                         56,196        890,062
  Money Market                                              3,057         95,574
                                                       ----------     ----------
                                                       $4,088,460      3,797,498
                                                       ==========     ==========



                                       16                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


                                                                 2004
                                                       -------------------------
                                                       PURCHASES         SALES
                                                       ----------     ----------
Investor Mark Series Funds:
  Growth & Income Portfolio                            $  165,509        128,884
  Large Cap Growth Portfolio                              128,406        102,526
  Small Cap Equity Portfolio                               89,375         88,982
  Money Market Portfolio                                   21,699         17,476
Janus Aspen International Growth Portfolio                 51,280         54,473
                                                       ----------     ----------
                                                       $  456,269        392,341
                                                       ==========     ==========

(4)    EXPENSES AND RELATED PARTY TRANSACTIONS

       Each day the Company makes a deduction from the Separate Account for a mortality and expense risk charge. This charge is for all of the insurance benefits (that is, guarantee of annuity rates, the death benefit) and for assuming the risk that current charges will be insufficient in the future to cover the cost of administering the Separate Account. The product expense charge is assessed based on the daily unit values of the contract holder's portion of the assets in the Separate Account. The assessments are as follows:

       o      Lump-Sum Payments--0.90%, on an annual basis.

       o Easy-Pay Payments--0.90%, on an annual basis, for contracts that have reached a value of $100,000 or more, or 1.50%, on an annual basis, for contracts that have a value of less than $100,000.

       This charge cannot be increased and could be reduced if sales of the contract are made to individuals or to a group of individuals in such a manner that results in a reduction of the Company's administrative costs or other savings.

       A surrender charge may be deducted in the event of a surrender from a contract. Subject to a free surrender amount and other waivers or reductions, surrender charges are assessed as follows:


                                                                           SURRENDER CHARGE
             NUMBER OF COMPLETE YEARS FROM                    ----------------------------------------
              RECEIPT OF PURCHASE PAYMENTS                        EASY-PAY              LUMP-SUM
----------------------------------------------------------    -----------------    -------------------
                         0 -- 1                                               6%                     7%
                           1                                                  6                      6
                           2                                                  6                      5
                           3                                                  5                      4
                           4                                                  5                      3
                           5                                                  4                      2
                           6                                                  3                      1
                           7                                                  2                     --
                           8                                                  2                     --
                           9                                                  1                     --
                   10 and thereafter                                         --                     --



                                       17                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       There were no significant surrender charges deducted during 2005 or 2004.

       The Company also assesses a transfer charge for each transfer during the accumulation phase in excess of 12 transfers during a contract year.

(5)    CHANGE IN UNITS OUTSTANDING

       The changes in units outstanding for the years ended December 31, 2005 and 2004 were as follows:


                                                                      2005
                                               -----------------------------------------------------
                                                   UNITS              UNITS            NET INCREASE
                                                   ISSUED            REDEEMED           (DECREASE)
                                               --------------     --------------      --------------
MFS Variable Insurance Trust:
  VIT Value Series--IC                                    242                 --                 242
  Research International Series--SC                       379                 --                 379
  New Discovery Series                                    204                 --                 204
  Total Return Series                                   9,473                (14)              9,459
Scudder Equity                                          5,933                (23)              5,910
Federated Insurance Services:
  Mid Cap Growth II Strategies                            718                (43)                675
  Prime Money Fund II                                   3,322               (217)              3,105
  Gov't Securities II                                     565                 (7)                558
  Quality Bond Fund II                                    792                 (7)                785
Morgan Stanley:
  U.S. Real Estate                                      1,540                (10)              1,530
  International Magnum I                                  225                 --                 225
  Mid Cap Value                                           622                (49)                573
  Equity Growth                                       122,992            (17,902)            105,090
Van Kampen Comstock Life Invest Trust                   3,782                (63)              3,719
Lord Abbett Growth & Income                           132,229             (9,971)            122,258
Dreyfuss Emerging Leaders                              89,311             (6,622)             82,689
Janus Aspen International Growth Portfolio              3,284             (3,799)               (515)
Investor Mark Series Funds, Inc.:
  Growth & Income Portfolio                             4,495           (111,208)           (106,713)
  Large Cap Growth Portfolio                           12,922           (202,030)           (189,108)
  Small Cap Equity Portfolio                            3,927            (64,649)            (60,722)
  Money Market Portfolio                                  283             (9,013)             (8,730)
                                               --------------     --------------      --------------
        Total                                         397,240           (425,627)            (28,387)
                                               ==============     ==============      ==============



                                       18                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                                        2004
                                                 -----------------------------------------------------
                                                     UNITS              UNITS            NET INCREASE
                                                     ISSUED            REDEEMED           (DECREASE)
                                                 --------------     --------------      --------------
Investors Mark Series Fund, Inc.:
  Growth & Income Portfolio                              15,089            (11,758)              3,331
  Large Cap Growth Portfolio                             20,728            (16,870)              3,858
  Small Cap Equity Portfolio                              7,176             (7,166)                 10
  Money Market Portfolio                                  1,956             (1,611)                345
  Janus Aspen International Growth Portfolio              3,307             (3,909)               (602)
                                                 --------------     --------------      --------------
        Total                                            48,256            (41,314)              6,942
                                                 ==============     ==============      ==============



                                       19                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


(6)    FINANCIAL HIGHLIGHTS

       A summary of unit values for variable annuity contracts and the expense ratios, excluding expenses for the underlying fund, for the years ended December 31, 2005, 2004, 2003, 2002, and 2001 follows:



                                                     DECEMBER 31                                        YEAR ENDED DECEMBER 31
                                     -------------------------------------------               -------------------------------------
                                                 UNIT FAIR VALUE                   INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                    LOWEST TO                       INCOME       LOWEST TO            LOWEST TO
                                      UNITS          HIGHEST       NET ASSETS        RATIO         HIGHEST              HIGHEST
                                     -------     ---------------  --------------   ----------- ----------------   ------------------
MFS Variable Insurance Trust:
  VIT Value Series--IC:
    2005                                 242      9.36 to 10.31         2,549           1.25    0.90% to 1.50%     (6.45)% to 3.15%
  Research International
    Series--SC:
    2005                                 379      9.96 to 12.06         4,563           1.05    0.90% to 1.50%     (0.36)% to 20.64%
  New Discovery Series:
    2005                                 204      8.49 to 10.46         2,118           0.00    0.90% to 1.50%     (15.08)% to 4.64%
  Total Return Series:
    2005                               9,459      9.06 to 10.04        89,588           0.00    0.90% to 1.50%     (9.41)% to 0.40%
Scudder Equity Investments:
    2005                               5,910      9.39 to 10.58        61,004           2.25    0.90% to 1.50%     (6.08)% to 5.76%
Federated Insurance Series:
  Mid Cap Growth Fund II
    Strategies:
    2005                                 675      9.31 to 11.35         7,439           0.00    0.90% to 1.50%     (6.87)% to 13.50%
  Prime Money Fund II:
    2005                               3,105      10.00 to 10.73       31,417           3.83    0.90% to 1.50%     (0.01)% to 7.25%
  Gov't Securities II:
    2005                                 558      9.87 to 10.19         5,620           0.00    0.90% to 1.50%     (1.29)% to 1.86%
  Quality Bond Fund II:
    2005                                 785      9.84 to 10.13         7,854           0.00    0.90% to 1.50%     (1.57)% to 1.31%
Morgan Stanley:
  U. S. Real Estate:
    2005                               1,530      9.21 to 11.71        17,701           2.02    0.90% to 1.50%     (7.91)% to 17.14%
  International Magnum:
    2005                                 225      9.55 to 11.10         2,478           1.94    0.90% to 1.50%     (4.52)% to 10.97%
  Mid Cap Value:
    2005                                 573      7.27 to 11.27         6,351           0.41    0.90% to 1.50%    (27.34)% to 12.59%
  Equity Growth:
    2005                             105,090      8.97 to 11.82     1,203,877           0.00    0.90% to 1.50%    (10.28)% to 18.20%
Van Kampen Comstock Life Invest
  Trust:
    2005                               3,719      9.58 to 10.47        37,516           0.50    0.90% to 1.50%     (4.22)% to 4.74%
Lord Abbett Growth & Income:
    2005                             122,258      9.78 to 10.60     1,279,002           1.95    0.90% to 1.50%     (2.16)% to 6.01%
Dreyfus Emerging Leaders:
    2005                              82,689      9.58 to 10.82       870,581           0.00    0.90% to 1.50%     (4.21)% to 8.24%




                                       20                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004



                                                   DECEMBER 31                                      YEAR ENDED DECEMBER 31
                                   -------------------------------------------               --------------------------------------
                                               UNIT FAIR VALUE                  INVESTMENT*  EXPENSE RATIO**     TOTAL RETURN ***
                                                  LOWEST TO                       INCOME        LOWEST TO           LOWEST TO
                                    UNITS          HIGHEST          NET ASSETS     RATIO         HIGHEST             HIGHEST
                                   -------     ----------------     ----------  -----------  ---------------   --------------------
Janus Aspen International
  Growth Portfolio:
   2005                             36,118      15.90 to 22.15         797,466         1.19   0.90% to 1.50%    (4.59)% to 31.44%
   2004                             36,633      12.94 to 16.85         614,483         0.86   0.90% to 1.50%     14.66% to 15.17%
   2003                             37,235      9.61 to 14.30          531,368         0.99   0.90% to 1.50%    (5.42)% to 41.48%
Investors Mark Series Fund,
  Inc.:
  Growth & Income Portfolio:
   2005                                 --            --                    --         0.00          --                  --
   2004                            106,713       10.72 to 12.93      1,351,846         0.02   0.90% to 1.50%      9.84% to 10.38%
   2003                            103,382       7.72 to 11.58       1,178,760         0.74   0.90% to 1.50%    (14.52)% to 32.19%
   2002                             97,415       8.68 to 8.87          857,629         0.72   0.90% to 1.50%   (19.75)% to (19.27)%
   2001                            101,905       10.78 to 10.95      1,111,200         0.52   0.90% to 1.50%    (7.98)% to (7.43)%
  Large Cap Growth Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                            189,108        6.09 to 7.41       1,293,328         0.00   0.90% to 1.50%    (2.92)% to (3.54)%
   2003                            185,250        5.10 to 7.16       1,309,229         0.09   0.90% to 1.50%    (11.84)% to 27.24%
   2002                            175,697        5.57 to 5.69         993,115         0.00   0.90% to 1.50%   (30.09)% to (29.68)%
   2001                            161,175        7.90 to 8.03       1,288,434         0.00   0.90% to 1.50%   (25.69)% to (25.24)%
  Small Cap Equity Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                             60,722      11.73 to 15.70         925,978         0.00   0.90% to 1.50%      8.43% to 8.98%
   2003                             60,712      8.49 to 14.15          845,324         0.00   0.90% to 1.50%    (15.85)% to 45.15%
   2002                             60,804       9.63 to 9.84          594,387         0.00   0.90% to 1.50%   (25.03)% to (24.58)%
   2001                             59,053      13.00 to 13.20         776,550         0.00   0.90% to 1.50%   (11.07)% to (10.54)%
  Money Market Portfolio:
   2005                                 --            --                    --         0.00         --                  --
   2004                              8,730      10.71 to 11.08          95,012         0.80   0.90% to 1.50%     (.60)% to (.66)%
   2003                              8,385      10.32 to 11.10          92,060         0.16   0.90% to 1.50%     (8.14)% to 1.16%
   2002                             21,112      10.86 to 11.10         233,438         1.15   0.90% to 1.50%     (.17)% to (.42)%
   2001                             18,333      10.87 to 11.04         202,015         3.53   0.90% to 1.50%      2.23% to 2.84%
Berger Institutional Products
  Trust-IPT International Fund:
   2005                                 --            --                    --         0.00         --                  --
   2004                                 --            --                    --         0.00         --                  --
   2003                                 --            --                    --         0.00         --                  --
   2002                             66,218       6.67 to 6.81          448,533         3.88   0.90% to 1.50%   (22.31)% to (21.85)%
   2001                             63,426       8.60 to 8.73          551,715         1.05   0.90% to 1.50%   (21.46)% to (20.99)%


       * These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average daily net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.



                                       21                            (Continued)

                    FIDELITY SECURITY LIFE INSURANCE COMPANY
                             FSL SEPARATE ACCOUNT M

                          Notes to Financial Statements

                           December 31, 2005 and 2004


       ** These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

       *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



                                       22                            (Continued)





                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

A. FINANCIAL STATEMENTS

The Financial Statements of the Separate Account and the Company are included in Part B hereof.

B. EXHIBITS

  1. Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account.*

  2.  Not Applicable.

  3. (i) Draft Distribution Agreement.**
    (ii) Draft Affiliation Agreement.**
    (iii) Draft Form of Selling Agreement.**
    (iv) Form of Principal Underwriter's Agreement.++

  4. (i) Individual Flexible Purchase Payment Deferred Variable and Fixed Annuity Contract.**
     (ii) IRA Endorsement.**
    (iii) 403(b) Endorsement.**
     (iv) Unisex Endorsement.**
      (v) Company Completion Benefit.**
     (vi) Company Completion Benefit.**
    (vii) Loan Provision Endorsement.**
   (viii) 401 Plan Endorsement.**
     (ix) 457 Plan Endorsement.**
      (x)  Terminal Illness and Nursing Home or Hospital Confinement
           Endorsement.**
     (xi) Roth 408(a) Endorsement.**

  5. Application Forms.**

  6. (i) Copy of Articles of Incorporation of the Company.* (ii) Copy of the Bylaws of the Company.*

  7. Not Applicable.

  8. (i) Form of IMSF Participation Agreement.**

      (ii) Form of Janus Participation Agreement.+

     (iii) Form of Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++

  (iii)(a) Form of Amendment to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc., and Fidelity Security Life Insurance Company.++


     (iv) Form of Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

  (iv)(a) Form of Amendment No. 1 to Fund Participation Agreement by and among Scudder Investments VIT Funds, Deutsche Asset Management, Inc. and Fidelity Security Life Insurance Company.++

      (v) Form of Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Insurance Series and Federated Securities Corp.++

   (v)(a) Form of Amendment to Fund Participation Agreement by and between Fidelity Security Life Insurance Company, Federated Insurance Series and Federated Securities Corp. ++

     (vi) Form of Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

   (vi)(a) Form of Amendment No. 1 to Participation Agreement among MFS Variable Insurance Trust, Fidelity Security Life Insurance Company and Massachusetts Financial Services Company.++

    (vii) Form of Participation Agreement between Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management and Fidelity Security Life Insurance Company.++

   (viii) Form of Fund Participation Agreement by and between Lord Abbett Series Fund, Inc., Lord Abbett Distributor LLC and the Company+++

     (ix) Form of Participation Agreement between Fidelity Security Life Insurance Company and The Dreyfus Corporation.+++

   9. Opinion and Consent of Counsel.

  10. Consent of Independent Registered Public Accounting Firm.

  11. Not Applicable.

  12. Not Applicable.

  13. Not Applicable.

  14. Not Applicable.

  15. Company Organizational Chart.***

  * Incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

  ** Incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 14, 1999.

  *** Incorporated by reference to Registrant's Post-Effective Amendment No. 3 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 26, 2002.

  + Incorporated by reference to Registrant's Post-Effective Amendment No. 4 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on May 1, 2003.

  ++ Incorporated by reference to Registrant's Post-Effective Amendment No. 6 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on November 30, 2004.

  +++ Incorporated by reference to Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on April 29, 2005.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Executive Officers and Directors of the Company:

  Name and Principal                      Position and Offices
  Business Address*                          with Depositor
  - -----------------------       ----------------------------------------
  Richard Forrest Jones         Chief Executive Officer, Chief Financial
                                Officer, President, Treasurer and Director

  Michael Eugene Hall           Sr. Vice President, Director

  Mark Linsley Burley           Vice President of Administration

  William Robert Hobbs II       Vice President, Controller and Assistant Secretary

  David James Smith III         Senior Vice President, Secretary and Director

  Dorothy Marie Jones           Director

  Albert Harry Wohlers          Director
  1440 N. Northwest Hwy.
  Park Ridge, IL

  George John Bereska           Director

  Richard L. Andrews            Director
  118 Hill Hall
  Columbia, MO

  Larry G. Vogt                 Director
  3822 Summit
  Kansas City, MO 64111

  David G. Ruf, Jr.             Director

* The principal business address for all officers and directors listed above is 3130 Broadway, Kansas City, Missouri 64111-2406 except as noted above.


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Company organizational chart is incorporated by reference to Registrant's Form N-4 (File Nos. 333-69647 and 811-09167) electronically filed on December 23, 1998.

ITEM 27. NUMBER OF CONTRACT OWNERS

As of March 31, 2006, there were 619 Qualified Contract Owners and 29 Non-Qualified Contract Owners.

ITEM 28. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Bylaws of the Company (Article XII) provide, in part, that:

The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit, or proceeding, whether civil, criminal, administrative or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation, partnership, joint venture, trust or other enterprise, against expenses, including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.


ITEM 29. PRINCIPAL UNDERWRITERS

(a) Not Applicable.

(b) National Pension & Group Consultants, Inc. ("NPGC") is the principal underwriter for the Contracts. The following persons are the officers and directors of NPGC. The principal business address for each officer and director of NPGC is 3130 Broadway, Kansas City, MO 64111-2406.

        Name and Principal  Positions and Offices
        Business Address    with Underwriter
        ----------------    ----------------

        Richard F. Jones    President, Treasurer
        Michael E. Hall     Vice President
        Stephen A. Elliott  Chief Compliance Officer and Secretary

(C)


        Name of                Net Underwriting
        Principal                Discounts &              Compensation on      Brokerage
        Underwriter              Commissions                 Redemption        Commissions       Compensation

National Pension & Group
Consultants, Inc.                 $-0-                       $-0-               $15,477             $-0-



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

Daniel Surber, whose address is 3130 Broadway, Kansas City, Missouri 64111-2406, maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

  a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.

  b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

  d. Fidelity Security Life Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:


  1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

  2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

  3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by
       Section 403(b)(11) to the attention of the potential participants;

  4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.



                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration and has caused this Registration Statement to be signed on its behalf in the City of Kansas City and State of Missouri, on this 19th day of April, 2006.



                             FSL SEPARATE ACCOUNT M
                               (Registrant)

                           By: FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By: /s/DAVID J. SMITH
                                 ---------------------------------------


                               FIDELITY SECURITY LIFE INSURANCE COMPANY
                               (Depositor)

                              By: /s/DAVID J. SMITH
                                 -----------------------------------


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  Signature                     Title                      Date
  ---------                     -----                      ----

                              Chief Executive Officer,
  /s/Richard F. Jones*        Chief Financial Officer,     4-19-06
  ------------------------    President, Treasurer         --------
  Richard F. Jones            and Director (Principal
                              Executive Officer and
                              Principal Financial
                              Officer)


 /s/DAVID J. SMITH
 ------------------------     Director                     4-19-06
  David J. Smith                                           --------



  /s/William R. Hobbs II*     Vice President, Controller   4-19-06
  - -----------------------   and Assistant Secretary      --------
  William R. Hobbs II


  /s/Michael E. Hall*        Director                      4-19-06
  ------------------------                                 --------
  Michael E. Hall



  /s/Dorothy M. Jones*       Director                      4-19-06
  ------------------------                                 --------
  Dorothy M. Jones



  /s/Albert H. Wohlers*      Director                      4-19-06
  ------------------------                                 --------
  Albert H. Wohlers



  /s/Larry G. Vogt*          Director                      4-19-06
  ------------------------                                 --------
  Larry G. Vogt



  /s/George J. Bereska*      Director                      4-19-06
  ------------------------                                 --------
  George J. Bereska



  /s/Richard L. Andrews*     Director                      4-19-06
  ------------------------                                 --------
  Richard L. Andrews


  /s/David G. Ruf, Jr.*      Director                      4-19-06
  ------------------------                                 --------
  David G. Ruf, Jr.



  *By: /s/DAVID J. SMITH
       ---------------------------------------




                                    EXHIBITS

                                       TO

                        POST-EFFECTIVE AMENDMENT NO. 9 TO

                                    FORM N-4

                                INDEX TO EXHIBITS

Exhibit                                                            Page

EX-99.B.9.        Opinion and Consent of Counsel

EX-99.B.10.       Independent Registered Public Accounting Firm's Consent